UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-07080

Name of Fund:	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

BlackRock New York Municipal Income Trust (BNY)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2024
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	6.43%	20.82%

U.S. small cap equities (Russell 2000® Index)	(2.02)	2.40

International equities (MSCI Europe, Australasia, Far East Index)	3.15	10.01

Emerging market equities (MSCI Emerging Markets Index)	(6.00)	(2.94)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.73	5.13

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.74	(0.38)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	3.15	2.10

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	2.70	2.90

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	9.28

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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3

Municipal Market Overview For the Reporting Period Ended January 31, 2024

Municipal Market Conditions

Municipals struggled at the start of the period as the Fed continued its tightening policy, raising fed fund rates to 5.25%–5.50%, before pausing in September. Subsequently, falling inflation, weakening economic growth, and the prolonged Fed pause led to more dovish expectations for monetary policy, causing a strong interest rate rally into year-end. As a result, municipals posted their strongest performance since the mid-1980s during the fourth quarter of 2023 before taking a step back to reassess macro expectations at the end of the period. Lower-rated credits and the long-end of the curve performed best.

During the 12-months ended January 31, 2024, municipal bond funds experienced net outflows totaling $20 billion (based on data from the Investment Company Institute), as demand shifted from funds to individual bonds and ETFs. At the same time, the market contended with just $368 billion in issuance, a small increase from the $347 billion issued during the prior 12-month period, as issuers shied away from rising rates and volatility.

Bloomberg Municipal Bond Index Total Returns as of January 31, 2024 6 months: 2.70% 12 months: 2.90%

A Closer Look at Yields

From January 31, 2023, to January 31, 2024, yields on AAA-rated 30-year municipal bonds increased by 32 basis points (bps) from 3.20% to 3.52%, ten-year yields increased by 19 bps from 2.19% to 2.38%, five-year yields increased by 31 bps from 2.05% to 2.36%, and two-year yields increased by 47 bps from 2.17% to 2.64% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve flattened over the 12-month period with the spread between two- and 30-year maturities flattening by 15 bps to a slope of 88 bps. Still, the curve remained relatively steep compared to the inverted U.S. Treasury curve.

Outperformance throughout the period pushed relative valuations to extremely rich levels. Municipal-to-Treasury ratios ended well through their 5-year averages across the curve, with intermediate maturities approaching all-time lows.

Financial Conditions of Municipal Issuers

With reserves at nearly an all-time high and debt service burden at a 50-year low, states are well-positioned to weather a potential economic slowdown. However, tax receipts are diverging for the states that primarily rely on consumption taxes, compared to their peers that depend on income taxes. State median revenues declined by a slight 1% for the rolling 12-months ending September 2023. States with regimes that favor sales taxes, such as Florida, Nevada, Texas, Tennessee, and Washington, all experienced positive revenue growth, while states that depend on personal income taxes, such as California and New York, experienced much greater declines in receipts, by 23% and 16%, respectively. Particularly in California’s case, the rating agencies have been patient, but the risk of downgrades has increased significantly. Meanwhile spreads remain surprisingly tight, reflecting investor indifference. Personal income tax collections should improve this April, due to a rebound in the financial markets, which should alleviate the strain on New York’s budget, but California will need to enact significant corrective action to address its reported $68 billion deficit. No sector is immune to an economic contraction; however, most municipal issuers are ultra-defensive since they provide essential services and can raise user fees or taxes to cover operations. Across all muni sectors, we anticipate borrowing to increase modestly in 2024 due to various potential factors: revenue shortfalls, aversion to fee increases, reluctance to cut programs, no future federal stimulus, preference to maintain liquidity, and deferral of capital expenditures. Patient investors will have better options in 2024 to buy solid credits in the primary market or discounted names in the secondary market.

The opinions expressed are those of BlackRock as of January 31, 2024 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

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The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Fund’s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Fund Summary as of January 31, 2024	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Investment Objective

BlackRock MuniHoldings New Jersey Quality Fund, Inc.’s (MUJ) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New Jersey personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from U.S federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New Jersey personal income taxes. The municipal obligations in which the Fund primarily invests are either rated investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MUJ
Initial Offering Date	March 11, 1998
Yield on Closing Market Price as of January 31, 2024 ($11.56)(a)	5.19%
Tax Equivalent Yield(b)	10.71%
Current Monthly Distribution per Common Share(c)	$0.050000
Current Annualized Distribution per Common Share(c)	$0.600000
Leverage as of January 31, 2024(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$11.56	$11.20	3.21%	$11.58	$9.77
Net Asset Value	13.22	13.03	1.46	13.38	11.75

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	3.80%	4.19%	2.07%	4.08%
Fund at Market Price(a)(b)	5.60	1.78	2.53	3.76
New Jersey Customized Reference Benchmark(c)	2.72	3.51	2.86	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The New Jersey Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged (90%) and the New Jersey Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New Jersey Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

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Fund Summary as of January 31, 2024 (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

At a time of positive market performance, all sectors delivered gains. State tax-backed issues were the top performer, aided by holdings in Puerto Rico. All ratings tiers, maturities, and coupons produced positive absolute returns, with the strongest results coming from A rated bonds, securities maturing in 20 years or more, and 4%, 5%, and 5.25% coupons, respectively.

The Fund’s cash position was above typical levels at the close of the period. The state of New Jersey has improved its budget deficits and reduced its debt outstanding, which has led to lower state-specific supply. With fewer opportunities to source attractive New Jersey tax-exempt bonds, the Fund held a higher cash reserve than it did in the past. However, the cash balance is earned an attractive yield on a historical basis and was less of a drag on performance than it would have been when interest rates were near zero.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	33.1%
State	18.8
Education	14.3
County/City/Special District/School District	11.7
Health	6.3
Tobacco	5.4
Corporate	5.0
Utilities	3.5
Housing	1.9

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	25.5%
2025	7.3
2026	4.5
2027	8.9
2028	23.3

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	1.7%
AA/Aa	34.9
A	39.0
BBB/Baa	17.3
BB/Ba	1.1
B	0.3
N/R(e)	5.7

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of the Fund’s total investments.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2024	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Investment Objective

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade (as rated or, if unrated, considered to be of comparable quality at the time of investment by the Fund’s investment adviser) New York municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Fund. At all times, except during temporary defensive periods, the Fund invests at least 65% of its assets in New York Municipal Bonds. The Fund invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of January 31, 2024 ($10.61)(a)	4.92%
Tax Equivalent Yield(b)	10.19%
Current Monthly Distribution per Common Share(c)	$0.043500
Current Annualized Distribution per Common Share(c)	$0.522000
Leverage as of January 31, 2024(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$10.61	$10.44	1.63%	$10.66	$8.70
Net Asset Value	12.22	12.12	0.83	12.41	10.60

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	3.10%	3.35%	1.36%	3.52%
Fund at Market Price(a)(b)	3.92	0.50	1.25	2.88
New York Customized Reference Benchmark(c)	2.97	3.44	2.08	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Income was the largest contributor to the Fund’s performance. Holdings in the 15- to 20-year maturity range were key contributors as well. With respect to credit tiers, AA rated bonds were the largest contributor due to their sizable weighting in both the New York market and the Fund. BBB rated securities, which consisted mainly of holdings in the transportation and higher education sectors, also aided results. The Fund further benefited from its positions in the tax-backed sector and Puerto Rico.

The Fund’s use of U.S. Treasury futures to manage interest rate risk detracted from performance due to the strong bond market rally in the second half of the period. The Fund continued to use leverage, but the performance impact was muted due to increased borrowing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	32.3%
County/City/Special District/School District	17.7
Utilities	14.1
State	10.7
Education	9.6
Housing	5.7
Health	4.8
Corporate	3.8
Tobacco	1.3

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	8.7%
2025	8.0
2026	2.4
2027	9.8
2028	10.7

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	8.5%
AA/Aa	56.3
A	19.5
BBB/Baa	8.8
BB/Ba	0.3
B	0.3
N/R(e)	6.3

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.2% of the Fund’s total investments.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2024	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Investment Objective

BlackRock MuniYield Michigan Quality Fund, Inc.’s (MIY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Michigan income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Michigan income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

On October 30, 2023, the Board of Directors of the Fund and the Board of Directors of BlackRock MuniYield Quality Fund III (MYI) announced the withdrawal of the merger proposal that was previously approved by the Boards pursuant to which the Fund would have been merged into MYI, with MYI continuing as the surviving Fund.

Fund Information

Symbol on New York Stock Exchange	MIY
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2024 ($11.37)(a)	4.91%
Tax Equivalent Yield(b)	8.90%
Current Monthly Distribution per Common Share(c)	$0.046500
Current Annualized Distribution per Common Share(c)	$0.558000
Leverage as of January 31, 2024(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 44.85%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$11.37	$11.12	2.25%	$11.68	$9.47
Net Asset Value	13.17	12.94	1.78	13.36	11.44

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	3.98%	4.22%	1.89%	4.20%
Fund at Market Price(a)(b)	4.46	0.18	2.06	3.71
Michigan Customized Reference Benchmark(c)	2.90	3.21	2.18	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Michigan Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: Michigan Exempt Total Return Index Unhedged (90%) and the Michigan Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Michigan Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

The Fund’s holdings in longer-maturity bonds (15- to 20-year issues), the strongest performing area of the market, contributed to performance. Holdings in high yield (non investment-grade bonds) contributed as well. Within the investment-grade category, A rated bonds were generally the top performers.

Security selection in the school district sector was a slight detractor. The Fund continued to use leverage, but the performance impact was muted due to increased borrowing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
County/City/Special District/School District	23.2%
Education	20.0
Health	16.0
State	15.9
Utilities	11.3
Housing	6.3
Transportation	5.7
Tobacco	1.6

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	14.9%
2025	6.0
2026	9.5
2027	3.8
2028	13.0

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	0.9%
AA/Aa	73.9
A	15.0
BBB/Baa	2.6
BB/Ba	0.2
N/R(e)	7.4

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.7% of the Fund’s total investments.

F U N D S U M M A R Y	11

Fund Summary as of January 31, 2024	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Investment Objective

BlackRock MuniYield New York Quality Fund, Inc.’s (MYN) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2024 ($10.23)(a)	5.18%
Tax Equivalent Yield(b)	10.72%
Current Monthly Distribution per Common Share(c)	$0.044200
Current Annualized Distribution per Common Share(c)	$0.530400
Leverage as of January 31, 2024(d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$10.23	$10.08	1.49%	$10.44	$8.48
Net Asset Value	11.84	11.70	1.20	12.03	10.26

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	3.47%	3.80%	1.51%	3.52%
Fund at Market Price(a)(b)	3.77	1.36	1.26	2.72
New York Customized Reference Benchmark(c)	2.97	3.44	2.08	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains in the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Income was the largest contributor to the Fund’s performance. Holdings in the 15- to 20-year maturity range were key contributors as well. With respect to credit tiers, AA rated bonds were the largest contributor due to their sizable weighting in both the New York market and the Fund. BBB rated securities, which consisted mainly of holdings in the transportation and higher education sectors, also aided results. The Fund further benefited from its positions in the tax-backed sector and Puerto Rico.

The Fund’s use of U.S. Treasury futures to manage interest rate risk detracted from performance due to the strong bond market rally in the second half of the period. The Fund continued to use leverage, but the performance impact was muted due to increased borrowing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	26.3%
County/City/Special District/School District	20.7
Utilities	15.4
State	13.2
Education	9.3
Housing	5.0
Health	4.6
Corporate	4.1
Tobacco	1.4

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	7.6%
2025	8.8
2026	2.2
2027	8.9
2028	10.2

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	8.8%
AA/Aa	57.5
A	19.2
BBB/Baa	7.5
BB/Ba	0.5
B	0.3
N/R(e)	6.2

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.3% of the Fund’s total investments.

F U N D S U M M A R Y	13

Fund Summary as of January 31, 2024	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Investment Objective

BlackRock MuniYield Pennsylvania Quality Fund’s (MPA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Pennsylvania income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

On October 30, 2023, the Board of Directors of the Fund and the Board of Directors of BlackRock MuniYield Quality Fund III (MYI) announced the withdrawal of the merger proposal that was previously approved by the Boards pursuant to which the Fund would have been merged into MYI, with MYI continuing as the surviving Fund.

Fund Information

Symbol on New York Stock Exchange	MPA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2024 ($11.83)(a)	4.87%
Tax Equivalent Yield(b)	8.68%
Current Monthly Distribution per Common Share(c)	$0.048000
Current Annualized Distribution per Common Share(c)	$0.576000
Leverage as of January 31, 2024(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 43.87%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$11.83	$11.69	1.20%	$11.83	$9.90
Net Asset Value	13.17	13.09	0.61	13.34	11.54

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	2.72%	2.36%	1.45%	3.62%
Fund at Market Price(a)(b)	3.32	6.34	2.13	3.81
Pennsylvania Customized Reference Benchmark(c)	2.24	2.53	2.06	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Pennsylvania Customized Reference Benchmark is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged (90%) and the Pennsylvania Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Pennsylvania Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains in the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

At a time of positive market performance, all sectors delivered gains. Healthcare, state tax-backed, and education made the largest contributions. All ratings tiers, maturities, and coupons delivered positive absolute returns, with the strongest results coming from A and AA bonds, securities maturing in 15 years or more, and 4% and 5% coupons, respectively. Bonds with lower coupons and lower dollar prices generally outperformed higher-coupon issues priced at a premium. The only notable detractors were a few individual positions that posted negative returns due to issuer-specific factors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Health	23.0%
Transportation	20.4
Education	18.0
County/City/Special District/School District	14.3
Utilities	7.4
State	7.0
Housing	4.2
Tobacco	4.0
Corporate	1.7

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	10.7%
2025	11.5
2026	6.6
2027	10.2
2028	20.4

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	0.9%
AA/Aa	47.9
A	29.2
BBB/Baa	7.8
BB/Ba	2.6
B	0.6
N/R(e)	11.0

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of the Fund’s total investments.

F U N D S U M M A R Y	15

Fund Summary as of January 31, 2024	BlackRock New York Municipal Income Trust (BNY)

Investment Objective

BlackRock New York Municipal Income Trust’s (BNY) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. The Fund invests at least 80% of its assets in municipal bonds that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	BNY
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2024 ($10.54)(a)	4.90%
Tax Equivalent Yield(b)	10.14%
Current Monthly Distribution per Common Share(c)	$0.043000
Current Annualized Distribution per Common Share(c)	$0.516000
Leverage as of January 31, 2024(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$10.54	$10.35	1.84%	$10.65	$8.66
Net Asset Value	12.18	12.05	1.08	12.37	10.43

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	3.22%	3.43%	1.08%	3.55%
Fund at Market Price(a)(b)	4.00	(1.84)	0.75	2.62
New York Customized Reference Benchmark(c)	2.97	3.44	2.08	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains for the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

Income was the largest contributor to the Fund’s performance. Holdings in the 15- to 20-year maturity range were key contributors, as well. With respect to credit tiers, AA rated bonds were the largest contributor due to their sizable weighting in both the New York market and the Fund. BBB rated securities, which consisted mainly of holdings in the transportation and higher education sectors, also aided results. The Fund further benefited from its positions in the tax-backed sector and Puerto Rico.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock New York Municipal Income Trust (BNY)

The Fund’s use of U.S. Treasury futures to manage interest rate risk detracted from performance due to the strong bond market rally in the second half of the period. The Fund continued to use leverage, but the performance impact was muted due to increased borrowing costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
Transportation	26.1%
County/City/Special District/School District	16.7
Utilities	16.1
Education	12.4
State	11.7
Health	5.4
Housing	4.8
Corporate	4.6
Tobacco	2.2

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	11.1%
2025	6.6
2026	2.4
2027	5.9
2028	7.7

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	6.9%
AA/Aa	52.5
A	21.8
BBB/Baa	8.7
BB/Ba	0.4
B	1.5
N/R(e)	8.2

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of the Fund’s total investments.

F U N D S U M M A R Y	17

Fund Summary as of January 31, 2024	BlackRock Virginia Municipal Bond Trust (BHV)

Investment Objective

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax and Virginia personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Virginia personal income taxes. The Fund invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Fund’s investment adviser. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

On October 30, 2023, the Board of Directors of the Fund and the Board of Directors of BlackRock MuniYield Quality Fund III (MYI) announced the withdrawal of the merger proposal that was previously approved by the Boards pursuant to which the Fund would have been merged into MYI, with MYI continuing as the surviving Fund.

Fund Information

Symbol on New York Stock Exchange	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of January 31, 2024 ($10.78)(a)	4.40%
Tax Equivalent Yield(b)	8.23%
Current Monthly Distribution per Common Share(c)	$0.039500
Current Annualized Distribution per Common Share(c)	$0.474000
Leverage as of January 31, 2024(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/24	07/31/23	Change	High	Low
Closing Market Price	$10.78	$10.78	0.00%	$11.07	$8.91
Net Asset Value	12.49	12.44	0.40	12.69	10.73

Performance

Returns for the period ended January 31, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	2.23%	0.30%	0.14%	2.37%
Fund at Market Price(a)(b)	1.82	(5.98)	(3.42)	0.57
Virginia Customized Reference Benchmark(c)	2.63	2.72	2.03	N/A
Bloomberg Municipal Bond Index(d)	2.70	2.90	2.00	2.78

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)

The Virginia Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: Virginia Exempt Total Return Index Unhedged (90%) and the Virginia Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Virginia Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds posted solid gains in the six-month period behind continued optimism that the Fed would begin to cut interest rates in 2024.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2024 (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Holdings in long-dated securities, which outperformed the broader market, contributed the most to performance given their high weighting in the Fund. Positions in high-quality bonds, especially in the tax-backed state and local government sectors, were positive contributors. Tobacco sector holdings were also notable contributors given their longer duration (higher interest rate sensitivity). This included non-Virginia state securities that the Fund’s investment adviser determined would accrue higher after-tax income for Virginia-based investors. The Fund’s use of leverage contributed to returns by increasing overall portfolio duration and income. While higher short-term borrowing costs reduced the income benefit of leverage, the adviser actively engaged in tax-loss selling and rotated the proceeds into higher-yielding securities.

The rally across fixed-income markets in the latter half of the period compressed municipal valuations versus U.S. Treasuries. This was particularly true in high-quality states with scarce new issuance, including Virginia. As a result, very few portfolio holdings produced negative returns during the period.

The Fund continued to use U.S. Treasury futures in an effort to mitigate interest rate risk, which detracted from performance at a time in which yields fell.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	Percentage of Total Investments
County/City/Special District/School District	19.5%
State	15.8
Health	12.9
Housing	12.1
Transportation	11.2
Tobacco	7.9
Corporate	7.7
Utilities	6.8
Education	6.1

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(c)	Percentage
2024	13.9%
2025	2.2
2026	8.1
2027	11.8
2028	4.6

CREDIT QUALITY ALLOCATION

Credit Rating(a)(d)	Percentage of Total Investments
AAA/Aaa	13.7%
AA/Aa	48.3
A	12.7
BBB/Baa	3.3
B	4.6
N/R(e)	17.4

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 3.2% of the Fund’s total investments.

F U N D S U M M A R Y	19

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New Jersey — 132.9%

Corporate — 7.6%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	$1,730	$1,738,139
Series B, AMT, 5.63%, 11/15/30	6,900	6,953,281
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	950	977,912
Series A, (NPFGC), 5.25%, 07/01/26(a)	1,415	1,490,137
AMT, 4.00%, 08/01/59	1,000	890,131
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,784,708
3.50%, 04/01/42	3,030	2,734,093
AMT, 3.00%, 08/01/41	19,020	15,742,446
AMT, 3.00%, 08/01/43	23,960	19,332,284

		53,643,131

County/City/Special District/School District — 16.0%
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(b)	2,425	2,553,364
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	6,150	4,216,207
(AGM), 2.25%, 08/15/46	6,150	3,987,722
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,365,393
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,129,628
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	275,535
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,616,442
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,863,908
Ewing Township Board of Education, GO
4.00%, 07/15/38	2,660	2,728,025
4.00%, 07/15/39	2,320	2,366,540
Hudson County Improvement Authority, RB
5.00%, 05/01/46	5,655	5,806,887
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(c)	1,000	765,795
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,569,461
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(d)(e)	2,350	29,022
Monroe Township Board of Education/Middlesex County, Refunding GO, 5.00%, 03/01/25(b)	2,750	2,809,970
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	10,690	11,314,573
Series B, AMT, 6.50%, 04/01/31	3,690	3,727,172
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	3,548	3,599,561
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,208,797
Township of Irvington New Jersey, Refunding GO, Series A, (AGM SAW), 5.00%, 07/15/24(b)	1,175	1,185,163
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	1,000	1,135,463
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	36,835	36,903,307

		112,157,935

Education — 21.6%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,200,054

Security	Par (000)	Value

Education (continued)
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	$780	$848,866
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	1,985	2,017,821
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	3,125	3,401,092
New Jersey Economic Development Authority, RB 6.00%, 10/01/33	4,440	4,447,937
Series A, 5.00%, 07/01/27(f)	275	270,830
Series A, 5.13%, 11/01/29(f)	145	142,163
Series A, 5.00%, 01/01/35	2,000	1,936,137
Series A, 5.25%, 07/01/37(f)	1,030	976,089
Series A, 5.00%, 07/01/38	350	358,142
Series A, 6.25%, 11/01/38(f)	440	445,985
Series A, 5.38%, 07/01/47(f)	1,685	1,507,988
Series A, 5.00%, 12/01/48	4,475	4,569,067
Series A, 5.00%, 06/15/49(f)	970	909,007
Series A, 5.00%, 01/01/50	1,235	1,133,139
Series A, 5.00%, 07/01/50	905	889,160
Series A, 6.50%, 11/01/52(f)	2,490	2,506,405
Series A, 5.00%, 06/15/54(f)	730	671,991
Series A, 5.25%, 11/01/54(f)	4,040	3,480,711
Series WW, 5.00%, 06/15/25(b)	8,615	8,857,924
Series WW, 5.25%, 06/15/25(b)	8,755	9,033,108
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,525,879
(AGM), 5.00%, 06/01/42	810	835,096
Series A, 4.25%, 09/01/27(f)	160	156,943
Series A, 5.63%, 08/01/34(f)	630	631,946
Series A, 5.00%, 09/01/37(f)	805	782,315
Series A, 5.88%, 08/01/44(f)	1,070	1,071,166
Series A, 6.00%, 08/01/49(f)	555	555,655
Series A, 5.13%, 09/01/52(f)	1,700	1,550,893
New Jersey Educational Facilities Authority, RB
Series A, 5.25%, 09/01/53	2,445	2,664,790
Series C, (AGM), 3.25%, 07/01/49	1,060	795,022
Series C, (AGM), 4.00%, 07/01/50	895	805,399
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/39	15,555	15,663,649
Series A, 5.00%, 07/01/44	14,500	14,532,294
Series A, 4.00%, 07/01/47	2,100	1,920,738
Series D, 5.00%, 07/01/38	1,000	1,001,391
Series D, 5.00%, 07/01/43	600	600,283
New Jersey Higher Education Student Assistance Authority, RB
Series 1A-1, AMT, 4.00%, 12/01/29	930	930,100
Series 1A-1, AMT, 4.25%, 12/01/32	335	351,894
Series 1A-1, AMT, 4.50%, 12/01/36	295	310,394
Series B, AMT, 4.00%, 12/01/44	1,575	1,499,117
Series C, AMT, 5.00%, 12/01/53	985	960,982
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,873,184
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.00%, 12/01/32	4,635	4,516,016
Series B, AMT, 4.00%, 12/01/41	3,265	3,255,354
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,511,149
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	18,930,720

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/45	$13,000	$13,222,144
Series A, AMT, 5.00%, 07/01/40	3,000	3,090,750

		152,148,879

Health — 9.5%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/24(b)	2,590	2,591,708
Middlesex County Improvement Authority, RB, AMT, (AMBAC), 5.50%, 09/01/30	400	400,498
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,180,733
5.00%, 01/01/39	1,980	1,776,550
5.00%, 01/01/49	1,500	1,237,084
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,069,177
2.38%, 07/01/46	3,735	2,431,002
4.00%, 07/01/47	5,555	5,339,973
3.00%, 07/01/51	14,850	11,562,301
4.00%, 07/01/51	10,000	9,699,437
Series A, 5.50%, 07/01/43	5,505	5,515,305
Series B, VRDN, 2.50%, 02/01/24(g)(h)	10,450	10,450,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,824,343
5.00%, 07/01/29	715	716,114
5.00%, 07/01/34	2,190	2,302,439
4.00%, 07/01/41	3,000	3,011,839
Series A, 4.00%, 07/01/43	3,500	3,494,880

		66,603,383

Housing — 2.8%
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	1,570	1,571,208
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,162,551
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	860	588,591
Series A, 4.00%, 11/01/48	675	634,744
Series A, 2.55%, 11/01/50	780	518,096
Series A, 4.10%, 11/01/53	400	366,912
Series A, 2.63%, 11/01/56	780	496,419
Series D, AMT, 4.25%, 11/01/37	1,750	1,683,406
Series D, AMT, 4.35%, 11/01/42	1,000	936,128
Series A, Sustainability Bonds, 2.65%, 11/01/46	1,150	823,664
Series A, Sustainability Bonds, 2.70%, 11/01/51	1,150	782,331
Series A, Sustainability Bonds, 2.75%, 11/01/56	1,150	757,840
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,295	5,003,878
Series E, 2.40%, 10/01/45	1,885	1,411,566
Newark Housing Authority, RB, M/F Housing, Series A, AMT, 5.00%, 12/01/30	2,000	2,002,984

		19,740,318

State — 20.5%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	13,410	13,524,553

Security	Par (000)	Value

State (continued)
Casino Reinvestment Development Authority, Inc., Refunding RB (continued)
5.25%, 11/01/44	$15,755	$15,843,179
Garden State Preservation Trust, RB(c)
Series B, (AGM), 0.00%, 11/01/25	10,000	9,462,099
Series B, (AGM), 0.00%, 11/01/26	6,000	5,511,420
Series B, (AGM), 0.00%, 11/01/27	4,000	3,566,827
Series B, (AGM), 0.00%, 11/01/28	4,540	3,929,579
New Jersey Economic Development Authority, RB 5.00%, 12/15/28(b)	6,305	7,022,201
4.00%, 06/15/49	5,310	5,065,432
Series A, (NPFGC), 5.25%, 07/01/24	1,785	1,795,485
Series A, (NPFGC), 5.25%, 07/01/25	7,915	8,086,159
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,327,816
Series A, 5.00%, 06/15/42	2,000	2,100,629
Series B, 5.00%, 06/15/35	3,750	4,100,787
Series B, 5.00%, 06/15/43	3,470	3,672,738
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	5,048,633
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,091,171
Sub-Series A, 4.00%, 07/01/32	5,000	5,006,635
Sub-Series A, 5.00%, 07/01/33	5,050	5,226,910
Sub-Series A, 4.00%, 07/01/34	8,570	8,784,042
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,751,187
Series A, 5.00%, 09/01/32	4,000	4,044,523
Series A, 5.00%, 09/01/33	5,370	5,430,707
State of New Jersey, GO
2.00%, 06/01/37	5,825	4,387,659
5.00%, 06/01/38	5,085	5,511,255

		144,291,626

Tobacco — 8.2%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,958,270
Series A, 5.00%, 06/01/46	10,000	10,187,106
Series A, 5.25%, 06/01/46	6,500	6,705,333
Sub-Series B, 5.00%, 06/01/46	35,420	35,782,318

		57,633,027

Transportation — 41.4%
New Jersey Economic Development Authority, RB
4.00%, 11/01/44	4,715	4,719,762
5.00%, 11/01/52	1,000	1,067,485
Class A, 5.25%, 11/01/47	7,800	8,599,621
AMT, (AGM), 5.00%, 01/01/31	1,000	1,000,611
AMT, 5.13%, 01/01/34	2,290	2,291,555
AMT, 5.38%, 01/01/43	23,510	23,530,808
AMT, 5.63%, 01/01/52	1,000	1,000,922
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,354,021
AMT, 5.00%, 10/01/47	6,200	6,211,100
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	785	868,135
5.25%, 06/15/46	790	877,725
4.50%, 06/15/49	4,600	4,683,086
Class BB, 5.00%, 06/15/36	3,750	4,264,522
Class BB, 4.00%, 06/15/37	1,550	1,612,817
Class BB, 4.00%, 06/15/40	6,000	6,129,064
Class BB, 4.00%, 06/15/50	8,290	7,914,633
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,215,837

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series A, 5.00%, 06/15/30	$4,250	$4,455,317
Series AA, 5.25%, 06/15/34	1,305	1,345,734
Series AA, 4.00%, 06/15/36	2,565	2,665,306
Series AA, 5.00%, 06/15/38	11,830	11,918,568
Series AA, 5.25%, 06/15/41	5,000	5,094,165
Series AA, 4.00%, 06/15/45	10,980	10,799,934
Series AA, 5.00%, 06/15/45	5,000	5,349,415
Series AA, 4.00%, 06/15/50	13,535	12,955,563
Series B, 5.00%, 06/15/33	2,450	2,694,526
Series BB, 4.00%, 06/15/44	5,100	5,088,390
Series BB, 4.00%, 06/15/50	10,100	9,671,468
Series BB, 5.25%, 06/15/50	19,575	21,521,251
Series C, (AGM), 0.00%, 12/15/32(c)	14,050	10,597,048
Series C, (AMBAC), 0.00%, 12/15/35(c)	8,300	5,384,652
Series C, (AMBAC), 0.00%, 12/15/36(c)	7,210	4,432,751
Series D, 5.00%, 06/15/32	3,300	3,355,756
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	6,000	3,890,967
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,885,373
Series A, 4.00%, 06/15/35	1,605	1,689,861
Series A, 5.00%, 12/15/35	2,000	2,182,805
Series A, 4.00%, 06/15/36	3,695	3,859,611
Series A, 5.00%, 12/15/36	500	542,868
Series A, 5.25%, 06/15/41	4,000	4,584,056
Series AA, 4.25%, 06/15/44	6,170	6,277,741
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,652,667
Series A, 4.00%, 01/01/42	4,000	4,039,705
Series A, 4.00%, 01/01/51	5,000	4,970,550
Series E, 5.00%, 01/01/45	8,720	8,832,169
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,471,975
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	563,605
Series A, (AGM), 5.25%, 01/01/30	4,000	4,561,895
Series A, 4.00%, 01/01/39	7,175	7,461,927
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,303,194
Series B, AMT, 5.00%, 01/01/42	12,870	13,234,554
South Jersey Transportation Authority, RB
Series A, (AGM-CR), 4.00%, 11/01/50	4,260	4,079,403
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,949,988

		290,706,462

Utilities — 5.3%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,782,259
Series J, (AGM), 3.00%, 12/01/41	2,110	1,796,981
Series J, (AGM), 3.00%, 12/01/42	2,155	1,808,356
Series J, (AGM), 3.00%, 12/01/43	2,205	1,825,628
Series J, (AGM), 3.00%, 12/01/44	2,255	1,838,873
Series J, (AGM), 3.00%, 12/01/45	2,305	1,852,149
Rahway Valley Sewerage Authority, RB(c)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,805,758
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,791,032

Security	Par (000)	Value

Utilities (continued)
Rahway Valley Sewerage Authority, RB(c) (continued)
Series A, (NPFGC), 0.00%, 09/01/29	$9,650	$8,218,292
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,799,956
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,726,546

		37,245,830

Total Municipal Bonds in New Jersey		934,170,591

New York — 6.5%

Transportation — 6.5%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,068,967
AMT, 5.00%, 11/01/30	2,000	2,180,360
AMT, 5.00%, 11/01/33	1,030	1,116,364
AMT, 4.00%, 11/01/37	1,715	1,729,328
AMT, 4.00%, 09/01/38	1,085	1,089,882
Series 218, AMT, 5.00%, 11/01/32	3,105	3,373,197
Series 218, AMT, 4.00%, 11/01/47	835	800,463
Series 221, AMT, 4.00%, 07/15/40	1,500	1,485,660
Series 221, AMT, 4.00%, 07/15/50	4,415	4,191,557
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	2,720	2,896,296
AMT, 5.00%, 01/15/52	5,000	5,242,664
Series 206, AMT, 5.00%, 11/15/42	4,475	4,626,523
Series 206, AMT, 5.00%, 11/15/47	6,500	6,656,634
Series 223, AMT, 4.00%, 07/15/41	2,530	2,495,353
Series 238, AMT, 5.00%, 07/15/39	1,670	1,831,284

Total Municipal Bonds in New York		45,784,532

Pennsylvania — 2.2%

Transportation — 2.2%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,460	2,576,262
Delaware River Port Authority, RB
5.00%, 01/01/37	7,330	7,344,756
5.00%, 01/01/40	5,000	5,007,495

Total Municipal Bonds in Pennsylvania		14,928,513

Puerto Rico — 5.1%

State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,878	2,819,778
Series A-1, Restructured, 5.00%, 07/01/58	12,951	12,950,833
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,840,615
Series A-2, Restructured, 4.33%, 07/01/40	12,863	12,769,743
Series B-1, Restructured, 4.75%, 07/01/53	333	324,653
Series B-2, Restructured, 4.78%, 07/01/58	618	599,918
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	11,852	3,643,431

Total Municipal Bonds in Puerto Rico		35,948,971

Total Municipal Bonds — 146.7% (Cost: $1,028,473,222)		1,030,832,607

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

New Jersey — 4.4%

County/City/Special District/School District — 1.7%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	$11,685	$11,711,202

State — 2.7%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	17,920	19,231,522

Total Municipal Bonds in New Jersey		30,942,724

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.4% (Cost: $29,996,637)		30,942,724

Total Long-Term Investments — 151.1% (Cost: $1,058,469,859)		1,061,775,331

	Shares

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(j)(k)	59,230,892	59,236,815

Total Short-Term Securities — 8.4% (Cost: $59,226,733)		59,236,815

Total Investments — 159.5% (Cost: $1,117,696,592)		1,121,012,146

Other Assets Less Liabilities — 2.5%		17,798,600

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.8)%		(19,430,768)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.2)%		(416,378,416)

Net Assets Applicable to Common Shares — 100.0%		$703,001,562

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(h)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$104,186,840	$—	$(44,958,168	)(a)	$5,753	$2,390	$59,236,815	59,230,892	$1,249,013	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,030,832,607	$—	$1,030,832,607
Municipal Bonds Transferred to Tender Option Bond Trusts	—	30,942,724	—	30,942,724
Short-Term Securities
Money Market Funds	59,236,815	—	—	59,236,815

	$59,236,815	$1,061,775,331	$—	$1,121,012,146

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(19,284,999)	$—	$(19,284,999)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)

	$—	$(436,384,999)	$—	$(436,384,999)

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%

Corporate — 0.3%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,185	$1,251,271

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	606,824

New York — 152.9%

Corporate — 4.9%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	977,085
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,455,283
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	740	758,155
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,370	1,337,344
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	2,215	2,398,402
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,165	2,260,211
AMT, 5.00%, 10/01/40	2,400	2,465,826
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,465	1,340,889

		17,993,195

County/City/Special District/School District — 28.5%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	665	762,452
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,290	1,471,017
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,565	1,776,645
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,495	1,659,961
City of New York, GO
Series A, 5.00%, 08/01/51	995	1,097,211
Series A-1, 4.00%, 09/01/46	1,975	2,011,833
Series A-1, 5.00%, 08/01/47	2,410	2,622,794
Series B, 5.25%, 10/01/47	4,605	5,173,165
Series F-1, 5.00%, 04/01/45	4,950	5,234,322
Series F-1, 4.00%, 03/01/47	2,270	2,291,280
Series I, 5.00%, 03/01/36	2,500	2,504,520
Sub-Series D-1, 5.50%, 05/01/46	1,140	1,308,255
Sub-Series E-1, 4.00%, 04/01/45	2,155	2,187,348
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,400	1,491,231
Series C, 5.00%, 10/01/31	1,980	2,138,186
County of Nassau New York, Refunding GO, Series B, (AGM), 5.00%, 04/01/40	1,795	1,968,608
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	365	312,185
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	555	488,653
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(b)	1,380	729,021
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,527,575

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	$1,660	$1,744,398
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	3,440	3,686,020
Series A-1, 5.00%, 11/01/38	950	953,027
Series B-1, 5.00%, 08/01/45	6,575	6,861,571
Sub-Series A-3, 4.00%, 08/01/43	2,790	2,795,548
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,109,690
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,696,526
Sub-Series E-1, 5.00%, 02/01/43	1,645	1,714,738
Subordinate, 4.00%, 02/01/39	1,350	1,397,534
Series A, Subordinate, 4.00%, 05/01/53	1,365	1,341,497
Series C, Subordinate, 4.00%, 05/01/45	1,825	1,816,943
Series F-1, Subordinate, 5.00%, 02/01/44	355	394,055
New York City Transitional Finance Authority, RB, Subordinate, 5.25%, 05/01/50	2,745	3,111,298
New York Convention Center Development Corp., RB, CAB(b)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	889,903
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,720,862
Series B, Sub Lien, 0.00%, 11/15/48	2,665	780,648
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	539,550
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	685,388
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	6,150	6,289,333
5.00%, 11/15/45	12,215	12,427,343
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(c)	5,075	5,068,656
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,460	1,091,172
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,160	981,177
Series A, (SAW), 2.00%, 07/15/35	685	566,056
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,212,939
Series A, 4.13%, 05/15/53	1,705	1,714,301
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	1,012,534

		105,358,969

Education — 15.5%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	740	412,164
4.00%, 07/01/51	765	433,617
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/43	450	452,181
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	754,759
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	1,140	1,191,443
5.00%, 07/01/48	285	295,041
5.00%, 07/01/52	1,365	1,439,688
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	985	1,039,671
4.00%, 07/01/46	1,535	1,538,801
4.00%, 07/01/49	1,655	1,661,420

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	$685	$708,922
Series B, 5.00%, 07/01/43	2,480	2,551,277
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,200	2,398,562
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	350	351,766
Series A, 4.00%, 07/01/50	12,085	12,091,600
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	3,500	4,330,587
Series A, 5.00%, 07/01/46	410	415,434
Sustainability Bonds, 5.00%, 07/01/48	500	544,994
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	1,900	1,908,312
Series A, 5.00%, 07/01/35	1,030	1,041,928
Series A, 5.00%, 07/01/43	1,520	1,536,291
Series A, 5.00%, 07/01/48	5,600	5,690,574
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,490	1,637,370
5.00%, 12/01/39	2,650	2,902,571
4.00%, 12/01/47	1,350	1,348,686
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	715	715,917
Series A, 5.00%, 07/01/42	445	445,162
Troy Capital Resource Corp., Refunding RB
5.00%, 09/01/35	450	492,770
5.00%, 09/01/36	2,360	2,557,702
5.00%, 09/01/39	450	475,341
4.00%, 09/01/40	1,320	1,300,281
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	1,789,107
Series A, 5.00%, 07/01/41	750	756,358

		57,210,297

Health — 7.7%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,164,382
Class A, 5.50%, 07/01/47	765	694,883
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,370,364
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	191,261
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	500	450,646
Series A, 5.00%, 12/01/37	1,180	1,180,576
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,150	1,075,544
4.00%, 12/01/39	475	440,193
4.00%, 12/01/46	4,595	3,941,928
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	895	871,382
Series C, 4.25%, 05/01/39	1,000	1,000,294
Series D, 4.25%, 05/01/39	685	685,201
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	380	276,065
4.00%, 07/01/47	2,660	2,574,676
4.25%, 05/01/52	3,645	3,535,445
5.00%, 05/01/52	4,875	5,113,906

Security	Par (000)	Value

Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/32	$2,645	$2,701,008
Suffolk County Economic Development Corp., RB,
Series C, 5.00%, 07/01/32	460	463,102
Westchester County Local Development Corp., Refunding RB(c)
5.00%, 07/01/41	510	444,340
5.00%, 07/01/56	570	454,325

		28,629,521

Housing — 9.1%
New York City Housing Development Corp, RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,880	1,909,793
New York City Housing Development Corp., RB, M/F Housing
Series G, 4.75%, 11/01/48	1,650	1,675,149
Sustainability Bonds, 4.80%, 02/01/53	5,265	5,323,124
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	225	228,392
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	370,784
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	920	893,864
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	3,660	3,732,195
New York City Housing Development Corp., Refunding RB
Sustainability Bonds, 4.25%, 11/01/43	3,315	3,277,523
Series F-1-A, Sustainability Bonds, 3.30%, 11/01/46	460	395,932
New York City Housing Development Corp., Refunding RB, M/F Housing
Sustainability Bonds, 3.85%, 05/01/58	1,726	1,447,280
Series B-1-A, Sustainability Bonds, 3.75%, 11/01/54	1,345	1,132,651
New York State Housing Finance Agency, RB, M/F Housing
Series A, AMT, 4.65%, 11/15/38	550	550,131
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,310	1,345,163
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	515	521,341
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39	2,005	1,894,359
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 255, (SONYMA), 4.70%, 10/01/43	1,055	1,066,799
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,410	3,454,125
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	855	856,609
Series 218, AMT, 3.85%, 04/01/38	115	115,555
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,395	1,395,145
Series 194, AMT, 3.80%, 04/01/28	2,065	2,060,931

		33,646,845

State — 11.9%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	2,880	2,940,995

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	$3,425	$3,659,558
Series A, 5.00%, 03/15/40	3,700	3,876,484
Series A, 5.00%, 03/15/44	5,225	5,497,914
Series A, 5.00%, 03/15/45	2,700	2,821,656
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,311,699
Series D, 5.00%, 02/15/48	1,755	1,883,350
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	5,265	5,269,181
Series A, 5.00%, 03/15/46	3,320	3,678,113
Series A, 3.00%, 03/15/50	3,105	2,417,063
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	6,880	6,820,723
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	3,315	3,690,742

		43,867,478

Tobacco — 2.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,793,416
5.00%, 06/01/48	680	648,681
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	260	241,199
Series A-2B, 5.00%, 06/01/51	1,015	918,507
Series B, 5.00%, 06/01/41	575	579,742
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,500,630
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	271,970
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,680	1,679,750

		7,633,895

Transportation — 50.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,865	1,926,840
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	3,760	3,912,323
Series A, (AGM), 4.00%, 02/15/47	2,425	2,363,577
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	1,000	1,005,872
Series B, 5.25%, 11/15/44	1,000	1,006,186
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,590	1,485,837
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,720	2,536,111
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/48	3,485	3,820,526
Series A, 5.00%, 11/15/49	1,895	2,074,485
Series B, 5.25%, 11/15/55	1,920	1,943,364
Sub-Series C-1, 5.00%, 11/15/34	1,845	1,909,582
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,760	1,677,299
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,765	3,884,839
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,617,606
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,410,056
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	705	705,262
New York Liberty Development Corp., Refunding RB Series 1, 2.25%, 02/15/41	1,800	1,377,926

Security	Par (000)	Value

Transportation (continued)
New York Liberty Development Corp., Refunding RB (continued)
Series 1, 3.00%, 02/15/42	$925	$788,887
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/43	5,300	5,360,735
Series N, 4.00%, 01/01/44	2,250	2,265,015
Series A, Junior Lien, 5.00%, 01/01/36	1,400	1,450,379
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	8,230	9,116,194
Series A, 5.00%, 03/15/48	5,000	5,502,531
Series K, 5.00%, 01/01/29	1,750	1,782,934
Series O, 4.00%, 01/01/44	1,640	1,651,351
Series P, 5.25%, 01/01/54(f)	1,065	1,182,565
Series B, Subordinate, 4.00%, 01/01/45	4,950	4,835,923
Series B, Subordinate, 4.00%, 01/01/50	2,645	2,500,829
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,660	1,815,265
AMT, 5.00%, 12/01/35	3,405	3,687,041
AMT, 5.00%, 12/01/36	1,720	1,852,641
AMT, 5.00%, 12/01/41	450	469,951
Series A, AMT, 5.00%, 07/01/46	6,745	6,747,268
Series A, AMT, 5.25%, 01/01/50	8,845	8,846,032
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,510	1,368,060
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/43	2,220	2,393,790
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,105	3,202,294
AMT, Sustainability Bonds, 6.00%, 06/30/54	5,250	5,773,996
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/32	1,600	1,806,203
Series A, AMT, 5.00%, 12/01/25	2,690	2,741,120
Series A, AMT, 5.00%, 12/01/32	1,000	1,095,755
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	105,180
AMT, 5.00%, 04/01/35	90	94,637
AMT, 5.00%, 04/01/36	95	99,414
AMT, 5.00%, 04/01/37	110	114,670
AMT, 5.00%, 04/01/38	55	57,084
AMT, 5.00%, 04/01/39	80	82,882
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,850	1,925,962
Series 221, AMT, 4.00%, 07/15/55	7,275	6,672,888
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	760	786,857
AMT, 5.00%, 10/15/34	1,660	1,723,074
Series 177, AMT, 4.00%, 01/15/43	285	274,874
Series 223, AMT, 4.00%, 07/15/39	2,825	2,832,546
Series 231, AMT, 5.50%, 08/01/47	3,190	3,511,129
Series 234, AMT, 5.50%, 08/01/52	1,330	1,460,327
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/39	3,105	3,332,962
Series 242, AMT, 5.00%, 12/01/39	680	748,067
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	4,094,036
Sub-Series B-1, 5.00%, 11/15/48	1,530	1,684,895

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB
5.00%, 11/15/46	$4,760	$5,011,391
Series A-1, 5.00%, 05/15/51	1,460	1,569,377
Series B, 5.00%, 11/15/37	8,225	8,755,050
Series C, 5.00%, 05/15/47	3,925	4,291,900
Series C, 4.13%, 05/15/52	7,080	7,100,084
Series C, 5.25%, 05/15/52	4,650	5,133,959
Series C, Sustainability Bonds, 5.25%, 11/15/42	615	715,767
Triborough Bridge & Tunnel Authority, Refunding RB, CAB(b)
Series B, 0.00%, 11/15/28	3,215	2,826,092
Series B, 0.00%, 11/15/32	7,670	5,653,588

		187,553,142

Utilities — 22.5%
Long Island Power Authority, RB
5.00%, 09/01/35	1,000	1,105,866
5.00%, 09/01/36	825	894,079
5.00%, 09/01/37	3,175	3,466,362
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,917,962
5.00%, 09/01/47	1,355	1,421,493
Series E, Sustainability Bonds, 5.00%, 09/01/48	625	696,928
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,335	2,576,687
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	783,933
New York City Municipal Water Finance Authority, RB
Series BB-1, 3.00%, 06/15/50	2,270	1,739,347
Series CC-1, 4.00%, 06/15/52	5,400	5,315,780
Series DD, 5.00%, 06/15/47	2,250	2,335,566
Series GG, 5.00%, 06/15/48	1,330	1,436,145
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	5,860	6,683,187
Series BB-1, 4.00%, 06/15/45	1,585	1,589,361
Series DD, 4.13%, 06/15/47	3,410	3,464,323
Series EE, 5.00%, 06/15/45	2,250	2,491,492
Series GG, 5.00%, 06/15/39	4,220	4,344,685
New York Power Authority, RB, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,385	5,901,416
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	7,420	7,243,782
Series A, Sustainability Bonds, 4.00%, 11/15/55	7,160	6,895,913
Series A, Sustainability Bonds, 4.00%, 11/15/60	470	444,152
New York State Environmental Facilities Corp., RB, Sustainability Bonds, 5.00%, 08/15/41	3,630	3,810,458
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	2,595	2,824,875
Subordinate, 5.00%, 06/15/41	1,595	1,648,711
Series A, Subordinate, 4.00%, 06/15/46	1,000	983,169
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	925	872,968
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,565	2,852,194
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,035	4,461,360

		83,202,194

Total Municipal Bonds in New York		565,095,536

Security	Par (000)	Value

Puerto Rico — 5.4%

State — 5.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$2,549	$2,497,433
Series A-1, Restructured, 5.00%, 07/01/58	3,762	3,761,952
Series A-2, Restructured, 4.78%, 07/01/58	390	381,225
Series A-2, Restructured, 4.33%, 07/01/40	10,319	10,244,187
Series B-1, Restructured, 4.75%, 07/01/53	460	448,470
Series B-2, Restructured, 4.78%, 07/01/58	601	583,415
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	6,358	1,954,517

Total Municipal Bonds in Puerto Rico		19,871,199

South Carolina — 0.9%

Corporate — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,280	3,513,225

Total Municipal Bonds — 159.7% (Cost: $574,523,796)		590,338,055

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New York — 1.3%

Transportation — 1.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,682,301

Total Municipal Bonds in New York		4,682,301

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.3% (Cost: $4,542,678)		4,682,301

Total Long-Term Investments — 161.0% (Cost: $579,066,474)		595,020,356

	Shares

Short-Term Securities

Money Market Funds — 4.3%
BlackRock Liquidity Funds New York Money Fund Portfolio, 4.13%(h)(i)	15,946,141	15,946,141

Total Short-Term Securities — 4.3% (Cost: $15,946,141)		15,946,141

Total Investments — 165.3% (Cost: $595,012,615)		610,966,497

Other Assets Less Liabilities — 1.1%		4,329,876

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.6)%		(2,287,529)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (65.8)%		(243,335,602)

Net Assets Applicable to Common Shares — 100.0%		$369,673,242

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$14,537,162	$1,408,979	(a)	$—	$—	$—	$15,946,141	15,946,141	$302,755	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	50	03/19/24	$5,618	$(177,384)
U.S. Long Bond	52	03/19/24	6,377	(351,482)
5-Year U.S. Treasury Note	38	03/28/24	4,121	(81,594)

				$(610,460)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$610,460	$—	$610,460

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(273,688)	$—	$(273,688)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(557,305)	$—	$(557,305)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$23,393,762

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$590,338,055	$—	$590,338,055
Municipal Bonds Transferred to Tender Option Bond Trusts	—	4,682,301	—	4,682,301
Short-Term Securities
Money Market Funds	15,946,141	—	—	15,946,141

	$15,946,141	$595,020,356	$—	$610,966,497

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(610,460)	$—	$—	$(610,460)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,250,000)	$—	$(2,250,000)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(245,850,000)	$—	$(245,850,000)

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 152.0%

County/City/Special District/School District — 36.5%
Belding Area Schools, GO, (Q-SBLF), 5.25%, 05/01/48	$1,620	$1,782,895
Bloomfield Hills School District, GO, 5.00%, 05/01/48	1,250	1,362,217
Byron Center Public Schools, GO, Series II, (Q-SBLF), 5.25%, 05/01/53	5,000	5,478,588
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,200,262
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	2,001,662
Chippewa Valley Schools, GO, (Q-SBLF), 5.00%, 05/01/43	4,275	4,563,259
City of Lansing Michigan, Refunding GO
Series B, (AGM), 4.00%, 06/01/43	2,000	1,975,293
Series B, (AGM), 4.13%, 06/01/48	5,325	5,203,570
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	8,360	9,213,952
Series I, (Q-SBLF), 5.00%, 05/01/47	4,500	4,919,263
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/48	495	478,459
Series I, (Q-SBLF), 4.13%, 05/01/52	600	582,956
County of Kalamazoo Michigan, GO, 4.13%, 05/01/47	1,375	1,373,600
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,531,553
(AGM), 5.00%, 05/01/34	1,500	1,531,613
(AGM), 5.00%, 05/01/35	1,000	1,021,116
Grand Ledge Public Schools, GO, (Q-SBLF), 5.00%, 05/01/44	1,585	1,688,035
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/48	4,000	4,180,517
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	8,235	9,063,048
Hudsonville Public Schools, GO, Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	2,003,255
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,727,869
(Q-SBLF), 5.00%, 05/01/49	2,375	2,564,721
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	4,950	5,089,358
5.00%, 11/01/45	3,000	3,064,501
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,161,598
Series II, (AGM), 5.00%, 05/01/46	3,000	3,262,127
Series II, (AGM), 5.00%, 05/01/49	5,000	5,392,548
Michigan Finance Authority, RB
Series H-1, 5.00%, 10/01/39(a)	5,400	5,466,859
2nd Lien, (BAM-TCRS), 4.00%, 11/01/50	1,500	1,415,225
Novi Community School District, GO
5.00%, 05/01/44	1,175	1,259,216
Series II, 4.00%, 05/01/43	1,320	1,317,858
Rockford Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/46	1,505	1,652,536
Southfield Public Schools, GO, (Q-SBLF), 5.00%, 05/01/49	1,740	1,890,723
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	2,009,212
Series II, (Q-SBLF), 4.25%, 05/01/49	7,000	7,045,480
Trenton Public Schools School District, GO, (Q-SBLF), 5.00%, 05/01/48	5,000	5,209,278
Troy School District, GO (Q-SBLF), 5.00%, 05/01/47	6,445	7,070,235

Security	Par (000)	Value

County/City/Special District/School District (continued)
Troy School District, GO (continued) (Q-SBLF), 5.00%, 05/01/52	$5,710	$6,179,063
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 05/01/47	1,000	1,084,578
(Q-SBLF), 5.00%, 05/01/49	2,500	2,696,655
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,591,629
(Q-SBLF), 4.50%, 11/01/46	5,250	5,434,277
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,626,075
Zeeland Public Schools, GO, Series A, (AGM), 5.00%, 05/01/33	1,000	1,024,884

		139,391,618

Education — 31.4%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	9,595	9,340,246
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,671,187
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	3,811,112
Michigan Finance Authority, Refunding RB 4.00%, 02/01/29	700	665,545
5.00%, 02/01/33	830	834,341
4.00%, 12/01/33	1,720	1,720,390
5.00%, 12/01/36	1,550	1,552,170
5.00%, 09/01/40	1,000	947,666
5.00%, 12/01/40	2,900	2,901,870
5.00%, 12/01/45	4,400	4,401,959
4.00%, 09/01/50	1,550	1,394,349
Series 25-A, AMT, 4.00%, 11/01/28	5,830	5,833,388
Series 25-A, AMT, 4.00%, 11/01/29	5,060	5,063,037
Series 25-A, AMT, 4.00%, 11/01/30	2,440	2,441,188
Series 25-A, AMT, 4.00%, 11/01/31	3,150	3,150,804
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/41	2,750	2,852,065
Series I, 4.00%, 10/15/49	7,000	6,859,139
Michigan State University, Refunding RB
Series B, 4.00%, 02/15/44	4,000	3,967,114
Series B, 5.00%, 02/15/44	3,820	4,087,593
Series B, 5.00%, 02/15/48	6,160	6,515,293
Series C, 4.00%, 02/15/44	9,000	8,910,986
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,824,012
Series A, (AGM), 5.25%, 10/01/52	1,675	1,776,434
Series C, (AGM), 5.25%, 10/01/48	2,500	2,709,407
Oakland University, RB
5.00%, 03/01/41	3,635	3,725,815
5.00%, 03/01/47	3,500	3,549,432
Wayne State University, RB
Series A, 5.00%, 11/15/43	8,530	9,065,584
Series A, 4.00%, 11/15/48	2,000	1,912,395
Western Michigan University, RB
Series A, (AGM), 5.00%, 11/15/51	1,815	1,889,237
Series A, (AGM), 5.00%, 11/15/53	5,345	5,552,647
Western Michigan University, Refunding RB, 5.00%, 11/15/49	8,435	8,930,915

		119,857,320

Health — 25.3%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	2,230	2,238,481

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Grand Traverse County Hospital Finance Authority, RB (continued)
Series A, 5.00%, 07/01/49	$2,610	$2,694,645
Series B, 4.00%, 07/01/49	2,000	1,911,695
Kalamazoo Economic Development Corp., Refunding RB, 5.00%, 05/15/42	425	384,316
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	576,688
Michigan Finance Authority, RB
Series S, 5.00%, 11/01/44	3,000	3,024,092
Series S, 4.00%, 11/01/46	1,025	996,380
Michigan Finance Authority, Refunding RB 5.00%, 11/15/37	3,000	3,100,117
5.00%, 05/15/38	4,890	4,942,095
4.00%, 12/01/40	3,000	2,984,304
5.00%, 11/15/41	1,000	1,025,632
4.00%, 04/15/42	3,210	3,199,919
5.00%, 12/01/45	16,195	16,529,614
4.00%, 11/15/46	8,500	8,063,339
Series 2, 4.00%, 03/01/51	4,000	3,817,014
Series A, 4.00%, 12/01/40	3,085	3,087,727
Series A, 5.00%, 12/01/42	2,250	2,330,634
Series A, 4.00%, 12/01/49	1,500	1,440,683
Series S, 5.00%, 05/15/34	1,500	1,526,278
Series S, 5.00%, 05/15/35	4,945	5,034,482
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	4,000	4,202,869
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,170,881
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 03/01/24(a)	20,000	20,027,107

		96,308,992

Housing — 9.9%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	1,000	1,000,603
Series A, 4.63%, 10/01/39	3,490	3,491,112
Series A, 4.30%, 10/01/40	3,320	3,324,896
Series A, 4.00%, 10/01/43	5,000	4,872,299
Series A, 4.75%, 10/01/44	5,000	5,001,371
Series A, 5.00%, 10/01/48	7,000	7,321,705
Series A, 2.55%, 10/01/51	5,175	3,496,468
AMT, (GNMA), 4.75%, 04/20/37	2,595	2,595,164
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	6,330	6,619,536

		37,723,154

State — 19.7%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,645
Series F, 5.25%, 10/01/41	8,595	8,612,865
Michigan State Building Authority, Refunding RB
Series I, 4.00%, 10/15/46	2,000	1,980,969
Series I, 5.00%, 10/15/47	5,000	5,426,561
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	14,000	14,013,161
AMT, 5.00%, 12/31/43	15,000	15,127,162
State of Michigan Trunk Line Revenue, RB
5.00%, 11/15/42	3,000	3,415,733
4.00%, 11/15/46	5,590	5,682,567

Security	Par (000)	Value

State (continued)
State of Michigan Trunk Line Revenue, RB (continued) 5.25%, 11/15/49	$10,000	$11,334,902
Series B, 4.00%, 11/15/45	5,500	5,542,436
Series B, 5.00%, 11/15/45	2,830	3,081,490

		75,219,491

Tobacco — 2.6%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,239,839
Series A, Class 1, 4.00%, 06/01/49	3,750	3,358,797
Series B-2, Class 2, 0.00%, 06/01/65(b)	50,000	5,322,494

		9,921,130

Transportation — 8.9%
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/51	5,435	5,726,561
Wayne County Airport Authority, ARB
(AGM), 5.25%, 12/01/48	3,495	3,877,174
Series A, 5.00%, 12/01/42	1,000	1,049,470
Series A, 5.00%, 12/01/46	5,000	5,377,314
Series D, 5.00%, 12/01/45	4,500	4,594,090
Series B, AMT, 5.00%, 12/01/42	2,000	2,066,368
Wayne County Airport Authority, Refunding RB AMT, 5.00%, 12/01/32	2,940	3,119,229
Series F, AMT, 5.00%, 12/01/34	8,000	8,197,709

		34,007,915

Utilities — 17.7%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,018
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,035,197
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,935,746
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,201,156
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	13,000	13,314,446
Series B, Senior Lien, 5.25%, 07/01/48	2,250	2,540,103
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	6,000	6,410,912
Series A, 5.00%, 07/01/48	19,105	20,245,410
Series A, 5.25%, 07/01/54	2,500	2,793,304
Michigan Finance Authority, Refunding RB
Series D-1, 5.00%, 07/01/35	750	773,041
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,008,669
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,300,488
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,024,835

		67,593,325

Total Municipal Bonds in Michigan		580,022,945

Puerto Rico — 5.3%

State — 5.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,061	1,175,283
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	523,197
Series A-1, Restructured, 5.00%, 07/01/58	1,365	1,364,982
Series A-2, Restructured, 4.78%, 07/01/58	103	100,682

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$1,109	$1,100,960
Series B-1, Restructured, 4.75%, 07/01/53	451	439,696
Series B-1, Restructured, 5.00%, 07/01/58	7,076	7,086,259
Series B-2, Restructured, 4.33%, 07/01/40	5,880	5,813,177
Series B-2, Restructured, 4.78%, 07/01/58	597	579,532
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	6,202	1,906,561

Total Municipal Bonds in Puerto Rico		20,090,329

Total Long-Term Investments — 157.3% (Cost: $592,169,545)		600,113,274

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(c)(d)	8,307,730	$8,308,561

Total Short-Term Securities — 2.2% (Cost: $8,307,729)		8,308,561

Total Investments — 159.5% (Cost: $600,477,274)		608,421,835

Other Assets Less Liabilities — 1.2%		4,599,686

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (60.7)%		(231,559,078)

Net Assets Applicable to Common Shares — 100.0%		$381,462,443

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$18,024,108	$—	$(9,718,205	)(a)	$1,235	$1,423	$8,308,561	8,307,730	$213,163	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$600,113,274	$—	$600,113,274
Short-Term Securities
Money Market Funds	8,308,561	—	—	8,308,561

	$8,308,561	$600,113,274	$—	$608,421,835

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)

	$—	$(231,900,000)	$—	$(231,900,000)

See notes to financial statements.

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%

Corporate — 0.4%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$1,920	$2,027,375

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	742,836

New York — 142.0%

Corporate — 5.0%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,194,869
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	7,385	8,667,685
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	860	881,098
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,590	1,552,100
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,500	2,578,087
AMT, 5.63%, 04/01/40	2,570	2,782,796
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,620	2,735,220
AMT, 5.00%, 10/01/40	500	513,714
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,755	1,606,321

		22,511,890

County/City/Special District/School District — 30.7%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	810	928,700
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,585	1,807,412
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,920	2,179,654
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,835	2,037,478
City of New York, GO
Series A, 5.00%, 08/01/51	1,220	1,345,324
Series A-1, 4.00%, 09/01/46	2,285	2,327,615
Series A-1, 5.00%, 08/01/47	2,960	3,221,357
Series E1, 5.25%, 04/01/44	10,000	11,442,699
Series F-1, 4.00%, 03/01/47	2,730	2,755,592
Series I, 5.00%, 03/01/36	3,500	3,506,328
Sub-Series D-1, 5.50%, 05/01/46	1,360	1,560,725
Sub-Series E-1, 4.00%, 04/01/45	2,470	2,507,076
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	1,885,343
Series A, 4.25%, 04/01/52	5,000	5,147,485
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/49	4,235	4,155,932
Series B, (AGM), 5.00%, 04/01/40	2,155	2,363,427
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/29	4,060	4,210,126
Ithaca City School District, Refunding GO, (BAM SAW), 2.00%, 06/15/33	450	384,885
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	685	603,112
New York City Industrial Development Agency, RB(b)
(AGC), 0.00%, 03/01/39	5,000	2,641,381
(AGC), 0.00%, 03/01/43	4,330	1,834,139

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	$4,395	$4,306,581
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	2,030	2,133,209
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	4,105	4,398,579
Series A-1, 5.00%, 11/01/38	1,000	1,003,186
Series B-1, 5.00%, 08/01/45	4,425	4,617,864
Sub-Series A-3, 4.00%, 08/01/43	3,320	3,326,602
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,521,582
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,696,526
Sub-Series E-1, 5.00%, 02/01/43	2,010	2,095,212
Subordinate, 4.00%, 02/01/39	1,650	1,708,097
Series A, Subordinate, 4.00%, 05/01/53	1,585	1,557,709
Series C, Subordinate, 4.00%, 05/01/45	2,175	2,165,398
Series F-1, Subordinate, 5.00%, 02/01/44	430	477,307
New York City Transitional Finance Authority, RB, Subordinate, 5.25%, 05/01/50	4,120	4,669,781
New York Convention Center Development Corp., RB, CAB(b)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,075,215
Series B, Sub Lien, 0.00%, 11/15/47	6,740	2,071,180
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,039,888
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,504,132
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	7,370	7,536,973
5.00%, 11/15/45	13,995	14,238,286
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(c)	6,110	6,102,363
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,805	3,591,150
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,400	1,184,179
Series A, (SAW), 2.00%, 07/15/35	830	685,878
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,492,848
Series A, 4.13%, 05/15/53	1,980	1,990,801
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,296,043

		139,332,359

Education — 14.4%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	880	490,141
4.00%, 07/01/51	915	518,640
Build NYC Resource Corp., RB, Sustainability Bonds, 5.75%, 06/01/52(c)	1,000	1,011,486
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/43	525	527,544
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	1,370	1,431,822
5.00%, 07/01/48	345	357,155
5.00%, 07/01/52	1,635	1,724,461
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,180	1,245,494
4.00%, 07/01/46	1,825	1,829,520
4.00%, 07/01/49	2,035	2,042,894

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	$815	$843,462
Series B, 5.00%, 07/01/43	2,940	3,024,498
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,555	2,785,603
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	500	502,522
Series A, 4.00%, 07/01/50	14,730	14,738,044
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	4,580	5,666,883
Series A, 5.00%, 07/01/46	490	496,495
Sustainability Bonds, 5.00%, 07/01/48	580	632,193
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,139,319
Series A, 5.00%, 07/01/35	1,380	1,395,981
Series A, 5.00%, 07/01/43	2,520	2,547,008
Series A, 5.00%, 07/01/48	6,900	7,011,601
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,835	2,016,493
5.00%, 12/01/39	3,215	3,521,421
4.00%, 12/01/47	1,650	1,648,393
Troy Capital Resource Corp., Refunding RB
5.00%, 09/01/35	550	602,274
5.00%, 09/01/39	550	580,972
4.00%, 09/01/40	985	970,286
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,283,002
Series A, 5.00%, 07/01/41	825	831,994

		65,417,601

Health — 7.1%
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,392,601
Class A, 5.50%, 07/01/47	920	835,675
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,871,969
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	227,123
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	721,033
Series A, 5.00%, 12/01/32	830	830,577
Series A, 5.00%, 12/01/37	350	350,171
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,450	1,356,121
4.00%, 12/01/39	525	486,530
4.00%, 12/01/46	2,870	2,462,097
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	1,100	1,070,972
Series C, 4.25%, 05/01/39	1,000	1,000,293
Series D, 4.25%, 05/01/39	300	300,088
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	460	334,184
4.00%, 07/01/47	3,250	3,145,751
4.25%, 05/01/52	4,355	4,224,105
5.00%, 05/01/52	5,910	6,199,628
Series A, 5.00%, 05/01/32	3,525	3,599,641

Security	Par (000)	Value

Health (continued)
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	$625	$629,215
Westchester County Local Development Corp., Refunding RB(c)
5.00%, 07/01/41	610	531,465
5.00%, 07/01/56	680	542,001

		32,111,240

Housing — 7.8%
New York City Housing Development Corp, RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48	2,305	2,341,528
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 4.80%, 02/01/53	3,440	3,477,977
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	275	279,146
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	426,656
Series E-1, Sustainability Bonds, (SONYMA), 4.20%, 11/01/42	1,080	1,049,319
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	4,310	4,395,017
New York City Housing Development Corp., Refunding RB
Sustainability Bonds, 4.25%, 11/01/43	3,990	3,944,892
Series F-1-A, Sustainability Bonds, 3.30%, 11/01/46	560	482,003
New York City Housing Development Corp., Refunding RB, M/F Housing
Sustainability Bonds, 3.85%, 05/01/58	2,084	1,746,716
Series B-1-A, Sustainability Bonds, 3.75%, 11/01/54	1,615	1,360,023
New York State Housing Finance Agency, RB, M/F Housing
Series A, AMT, 4.65%, 11/15/38	950	950,226
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,525	1,565,934
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	625	632,695
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39	2,415	2,281,734
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 255, (SONYMA), 4.70%, 10/01/43	1,220	1,233,645
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,960	4,011,242
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,040	1,041,957
Series 218, AMT, 3.85%, 04/01/38	125	125,603
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,680	1,680,175
Series 194, AMT, 3.80%, 04/01/28	2,485	2,480,103

		35,506,591

State — 12.9%
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	3,425	3,497,538
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,970	4,241,881
Series A, 5.00%, 03/15/40	4,580	4,798,459
Series A, 5.00%, 03/15/44	5,275	5,550,525
Series A, 5.00%, 03/15/45	3,300	3,448,691
Series C, 4.00%, 03/15/45	3,900	3,851,323

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	$1,460	$1,609,312
Series B, 5.00%, 02/15/37	2,130	2,298,529
Series D, 5.00%, 02/15/48	4,835	5,188,602
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	6,400	6,405,082
Series A, 5.00%, 03/15/46	4,070	4,509,012
Series A, 3.00%, 03/15/50	3,855	3,000,894
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/46	5,500	5,452,613
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	4,075	4,536,885

		58,389,346

Tobacco — 2.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,094,710
5.00%, 06/01/48	820	782,233
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	306,137
Series A-2B, 5.00%, 06/01/51	1,110	1,004,476
Series B, 5.00%, 06/01/41	655	660,402
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,250,945
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35 .	310	324,272
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,295	2,294,658

		9,717,833

Transportation — 38.3%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	2,535	2,619,056
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	1,525	1,586,780
Series A, (AGM), 4.00%, 02/15/47	2,760	2,690,092
Metropolitan Transportation Authority, RB
Series A-1, 4.00%, 11/15/45	1,125	1,080,007
Series B, 5.25%, 11/15/38	1,220	1,227,164
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,950	1,822,253
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	3,320	3,095,548
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/48	3,490	3,826,007
Series A, 5.00%, 11/15/49	2,200	2,408,374
Series B, 5.25%, 11/15/55	2,350	2,378,596
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	2,155	2,053,739
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	4,580	4,725,780
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,655,058
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	800	800,297
New York Liberty Development Corp., Refunding RB
Series 1, 2.25%, 02/15/41	5,700	4,363,433
Series 1, 3.00%, 02/15/42	1,110	946,665
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/43	6,420	6,493,569
Series N, 4.00%, 01/01/44	2,750	2,768,352
Series A, Junior Lien, 5.00%, 01/01/36	1,715	1,776,715
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,770	1,960,591
Series K, 5.00%, 01/01/29	2,225	2,266,873
Series O, 4.00%, 01/01/44	2,005	2,018,877

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB (continued)
Series P, 5.25%, 01/01/54(f)	$1,240	$1,376,884
Series B, Subordinate, 4.00%, 01/01/45	5,945	5,807,992
Series B, Subordinate, 4.00%, 01/01/50	3,240	3,063,398
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	6,115	6,686,954
AMT, 5.00%, 12/01/35	1,595	1,727,116
AMT, 5.00%, 12/01/39	950	997,816
AMT, 5.00%, 12/01/41	550	574,385
Series A, AMT, 5.00%, 07/01/46	8,210	8,212,760
Series A, AMT, 5.25%, 01/01/50	6,685	6,685,780
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,815	1,644,390
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/43	2,725	2,938,323
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,700	3,815,937
AMT, Sustainability Bonds, 6.00%, 06/30/54	6,275	6,901,300
New York Transportation Development Corp., Refunding RB, AMT, 5.00%, 12/01/37	2,350	2,476,659
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	131,475
AMT, 5.00%, 04/01/35	110	115,667
AMT, 5.00%, 04/01/36	120	125,576
AMT, 5.00%, 04/01/37	140	145,943
AMT, 5.00%, 04/01/38	70	72,652
AMT, 5.00%, 04/01/39	95	98,422
Port Authority of New York & New Jersey, ARB
Series 221, AMT, 4.00%, 07/15/39	4,925	4,942,805
Series 221, AMT, 4.00%, 07/15/55	8,850	8,117,534
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/47	1,000	1,036,266
Series 198, 5.25%, 11/15/56	870	900,744
Series 205, 5.00%, 11/15/47	4,000	4,171,621
AMT, 5.00%, 10/15/34	2,040	2,117,513
Series 177, AMT, 4.00%, 01/15/43	735	708,886
Series 231, AMT, 5.50%, 08/01/47	3,810	4,193,543
Series 234, AMT, 5.50%, 08/01/52	1,630	1,789,724
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/39	790	869,078
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	5,042,186
Sub-Series B-1, 5.00%, 11/15/48	1,770	1,949,192
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	1,800	1,934,848
Series C, 5.00%, 05/15/47	4,805	5,254,161
Series C, 4.13%, 05/15/52	4,900	4,913,900
Series C, 5.25%, 05/15/52	5,350	5,906,813
Series C, Sustainability Bonds, 5.25%, 11/15/42	715	832,152
Triborough Bridge & Tunnel Authority, Refunding RB,
CAB, Series B, 0.00%, 11/15/32(b)	9,700	7,149,909

		173,994,130

Utilities — 23.7%
Long Island Power Authority, RB 5.00%, 09/01/35	2,000	2,211,733
5.00%, 09/01/36	975	1,056,639
5.00%, 09/01/37	3,825	4,176,011
(BAM-TCRS), 5.00%, 09/01/42	5,700	6,034,959
5.00%, 09/01/47	1,625	1,704,743
Series E, Sustainability Bonds, 5.00%, 09/01/48	565	630,023

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Long Island Power Authority, RB (continued) Series E, Sustainability Bonds, 5.00%, 09/01/53	$2,865	$3,161,545
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	972,077
New York City Municipal Water Finance Authority, RB
Series BB-1, 3.00%, 06/15/50	2,730	2,091,814
Series CC-1, 4.00%, 06/15/52	6,600	6,497,064
Series DD, 5.00%, 06/15/47	2,750	2,854,581
Series GG, 5.00%, 06/15/48	1,160	1,252,578
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	6,970	7,949,114
Series BB-1, 4.00%, 06/15/45	1,935	1,940,324
Series DD, 4.13%, 06/15/47	3,960	4,023,085
Series EE, 5.00%, 06/15/45	2,750	3,045,156
Series GG, 5.00%, 06/15/39	5,090	5,240,390
New York Power Authority, RB
Sustainability Bonds, (AGM), 5.00%, 11/15/48	2,565	2,810,981
Sustainability Bonds, (AGM), 5.13%, 11/15/58	6,430	7,039,932
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	9,875	9,640,478
Series A, Sustainability Bonds, 4.00%, 11/15/55	8,545	8,229,829
Series A, Sustainability Bonds, 4.00%, 11/15/60	560	529,202
New York State Environmental Facilities Corp., RB
Sustainability Bonds, 5.00%, 08/15/41	1,370	1,438,107
Series B, Sustainability Bonds, 5.00%, 03/15/45	5,145	5,277,138
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	3,180	3,461,697
Subordinate, 5.00%, 06/15/41	4,410	4,558,504
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	1,125	1,061,717
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,970	3,302,541
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,880	5,395,648

		107,587,610

Total Municipal Bonds in New York		644,568,600

Puerto Rico — 5.3%

State — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	709,353
Series A-1, Restructured, 5.00%, 07/01/58	1,682	1,681,978
Series A-2, Restructured, 4.78%, 07/01/58	123	120,233
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,368,010
Series B-1, Restructured, 4.75%, 07/01/53	551	537,189
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,591,439
Series B-2, Restructured, 4.33%, 07/01/40	7,120	7,039,085
Series B-2, Restructured, 4.78%, 07/01/58	722	700,875
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	10,409	3,199,837

Total Municipal Bonds in Puerto Rico		23,947,999

South Carolina — 0.9%

Corporate — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	4,070,199

Total Municipal Bonds — 148.8% (Cost: $658,188,132)		675,357,009

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New York — 6.0%

County/City/Special District/School District — 1.3%
City of New York, GO, Series B, 5.25%, 10/01/47	$5,395	$6,060,635

State — 2.3%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,522,323

Transportation — 2.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,722,813
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,000	5,014,183

		10,736,996

Total Municipal Bonds in New York		27,319,954

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.0% (Cost: $25,943,563)		27,319,954

Total Long-Term Investments — 154.8% (Cost: $684,131,695)		702,676,963

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 4.13%(h)(i)	6,625,684	6,625,684

Total Short-Term Securities — 1.5% (Cost: $6,625,684)		6,625,684

Total Investments — 156.3% (Cost: $690,757,379)		709,302,647

Other Assets Less Liabilities — 1.1%		5,093,800

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.9)%		(13,113,523)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.5)%		(247,490,463)

Net Assets Applicable to Common Shares — 100.0%		$453,792,461

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$11,465,077	$—	$(4,839,393	)(a)	$—	$—	$6,625,684	6,625,684	$211,317	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	59	03/19/24	$6,629	$(209,313)
U.S. Long Bond	65	03/19/24	7,971	(439,353)
5-Year U.S. Treasury Note	43	03/28/24	4,663	(92,330)

				$(740,996)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$740,996	$—	$740,996

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(321,218)	$—	$(321,218)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(677,467)	$—	$(677,467)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$27,651,094

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$675,357,009	$—	$675,357,009
Municipal Bonds Transferred to Tender Option Bond Trusts	—	27,319,954	—	27,319,954
Short-Term Securities
Money Market Funds	6,625,684	—	—	6,625,684

	$6,625,684	$702,676,963	$—	$709,302,647

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(740,996)	$—	$—	$(740,996)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(12,949,999)	$—	$(12,949,999)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(260,649,999)	$—	$(260,649,999)

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Pennsylvania — 139.0%

Corporate — 2.6%
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	$500	$499,786
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	1,900	1,849,579
Montgomery County Industrial Development Authority, Refunding RB, 4.10%, 04/01/53(a)	855	869,424
Pennsylvania Economic Development Financing Authority, RB, Series A, AMT, Sustainability Bonds, 3.25%, 08/01/39(b)	1,350	1,002,881
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	135	133,570

		4,355,240

County/City/Special District/School District — 21.6%
Altoona Area School District, GO, Series A, (AGM SAW), 5.00%, 12/01/36	1,180	1,229,693
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	1,610	1,663,793
Series A, (BAM SAW), 5.00%, 08/01/35	1,210	1,250,155
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,096,189
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	610	611,817
(SAW), 5.00%, 10/01/38	920	922,740
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	1,685	1,767,838
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	710	647,400
4.75%, 03/01/50	1,515	1,300,129
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,676,400
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,432,703
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	108,031
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	102,293
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	868,554
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	744,249
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	191,163
Series B, (BAM SAW), 0.00%, 10/01/34	550	351,632
Series C, (BAM SAW), 0.00%, 10/01/33	360	241,549
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	120	120,141
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	986,550
AMT, 5.50%, 06/30/43	2,500	2,757,985
AMT, 6.00%, 06/30/61	1,305	1,470,539
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/44	1,000	1,051,609
Series A, (SAW), 5.50%, 09/01/48	2,500	2,776,107
Series D, (AGM SAW), 3.00%, 09/01/44	2,345	1,910,140
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	5,000,707

Security	Par (000)	Value

County/City/Special District/School District (continued)
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/36	$870	$947,301
State Public School Building Authority, RB(c)
(AGM SAW), 0.00%, 12/15/24	1,980	1,924,984
(AGM SAW), 0.00%, 12/15/25	1,770	1,668,625

		36,821,016

Education — 21.2%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	590	554,877
5.00%, 10/01/49	430	382,960
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,439,093
Delaware County Authority, RB, 5.00%, 08/01/40	3,505	3,588,221
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,255	1,291,655
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	243,504
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,173,449
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	975	852,129
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	268,266
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	502,000
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 4.00%, 06/15/34(d)	25	25,726
Series AT-2, 4.00%, 06/15/34	1,975	2,005,438
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/37	1,325	1,060,026
5.00%, 05/01/41	500	509,997
Series A, 5.00%, 11/01/31	845	890,622
Series A, (AGM), 4.00%, 05/01/50	4,645	4,202,209
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	280	263,493
5.00%, 06/15/39	335	307,826
4.00%, 12/01/48	3,300	3,184,855
5.00%, 06/15/49	935	800,938
5.00%, 06/15/50	575	503,114
5.25%, 11/01/52	1,355	1,418,496
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	289,209
Series 2015, 5.00%, 04/01/45	2,170	2,203,143
Series A, 5.25%, 06/15/52	375	333,360
Sports & Exhibition Authority of Pittsburgh & Allegheny County, RB, Series A, VRDN, (AGM), 4.52%, 02/07/24(a)(e)	2,275	2,275,000
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	1,950	2,172,215
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 4.91%, 02/15/24(a)(f)	1,380	1,379,787

		36,121,608

Health — 34.1%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,133,310
Series D2, 5.25%, 11/15/47(a)	1,040	1,019,987

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	$1,700	$1,706,017
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	3,367,199
Series A, 5.00%, 04/01/47	700	714,167
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	1,000	781,220
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	1,000	1,027,190
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/25(d)	255	259,643
5.00%, 01/01/29(d)	580	646,602
4.00%, 01/01/36	395	374,914
4.13%, 01/01/38	160	148,641
5.00%, 01/01/38	1,290	1,293,582
Doylestown Hospital Authority, RB, 5.00%, 07/01/49(d)	500	472,238
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	1,861,093
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,488,169
General Authority of Southcentral Pennsylvania, Refunding RB, Series A, 5.00%, 06/01/24(d)	7,000	7,042,618
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	825	819,719
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	581,566
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	420	358,305
4.00%, 12/01/49	565	460,938
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	616,819
Series A, 5.00%, 09/01/37	840	874,326
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	179,064
Series C, 5.00%, 11/15/45	915	928,481
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	196,953
5.00%, 12/01/46	400	400,239
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,252,742
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	1,009,963
5.00%, 08/15/48	1,125	1,150,579
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,020	943,230
Series B, 4.00%, 03/15/40	8,000	8,033,226
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,600	1,265,207
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	2,005,477
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,091,946
St Mary Hospital Authority, Refunding RB
5.00%, 12/01/28(d)	2,495	2,776,452

Security	Par (000)	Value

Health (continued)
St Mary Hospital Authority, Refunding RB (continued)
5.00%, 12/01/48	$1,255	$1,309,491
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,514,677

		58,105,990

Housing — 6.4%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	2,730	1,926,218
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	1,650	1,753,149
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,044,465
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	2,030	2,091,856
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	2,094,101
Philadelphia Authority for Industrial Development, RB, M/F Housing(g)(h)
Series A, 3.50%, 12/01/36	810	350,186
Series A, 4.00%, 12/01/46	2,970	1,284,015
Series A, 4.00%, 12/01/51	805	348,024

		10,892,014

State — 5.2%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,275,557
5.00%, 05/01/42	1,505	1,518,199
Commonwealth of Pennsylvania, GO, Series 1, 4.00%, 03/01/38	6,000	6,156,995

		8,950,751

Tobacco — 6.0%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,468,354
5.00%, 06/01/35	1,295	1,381,375
(AGM), 4.00%, 06/01/39	4,300	4,316,835

		10,166,564

Transportation — 30.8%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	500	542,470
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/37	1,100	1,139,033
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,110	2,209,721
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,289,600
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	9,380	9,388,837
AMT, 5.25%, 06/30/53	2,480	2,663,758
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,796,052
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	385	399,882
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,040,682
Series 1, Subordinate, 5.00%, 12/01/40	2,035	2,256,881
Series A, Subordinate, 4.00%, 12/01/46	1,000	968,936
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,375,365
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,346,943
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	972,677
Sub-Series A-3, 0.00%, 12/01/42	4,760	2,050,751

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/52	$775	$855,341
Series B-2, (AGM), 5.00%, 06/01/35	1,850	1,975,073
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,345	2,459,590
VRDN, 4.70%, 02/07/24(a)(e)	2,500	2,500,000
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,305	2,552,752
5.25%, 06/01/52	8,000	8,762,387

		52,546,731

Utilities — 11.1%
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	793,364
Series A, (AGM), 5.00%, 12/01/40	1,000	1,017,084
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,218,597
Series A, 5.25%, 10/01/52	810	844,601
Series C, 5.50%, 06/01/52	1,900	2,112,701
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	1,240	1,280,829
Series B, (AGM), 5.50%, 09/01/53	2,480	2,775,143
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	977,473
Oxford Area Sewer Authority, Refunding RB, Sustainability Bonds, (BAM), 3.00%, 07/01/46	1,255	999,576
Pennsylvania Economic Development Financing Authority, Refunding RB, Class B, VRDN, 4.90%, 02/07/24(a)(e)	1,000	1,000,000
Philadelphia Gas Works Colorado, Refunding RB
5.00%, 08/01/30	800	823,539
5.00%, 08/01/31	600	616,328
5.00%, 08/01/32	800	821,783
5.00%, 08/01/33	400	410,898
5.00%, 08/01/34	700	719,082
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	584,362

		18,995,360

Total Municipal Bonds in Pennsylvania		236,955,274

Puerto Rico — 5.2%

State — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	259,639
Series A-1, Restructured, 5.00%, 07/01/58	629	628,992
Series A-2, Restructured, 4.78%, 07/01/58	46	44,965
Series A-2, Restructured, 4.33%, 07/01/40	519	515,237
Series B-1, Restructured, 4.75%, 07/01/53	208	202,786
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,262,724
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,670,305
Series B-2, Restructured, 4.78%, 07/01/58	274	265,983
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	3,575	1,098,993

Total Municipal Bonds in Puerto Rico		8,949,624

Total Municipal Bonds — 144.2% (Cost: $248,568,447)		245,904,898

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Pennsylvania — 6.7%

Education — 6.0%
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/38	$10,160	$10,204,692

Health — 0.7%
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/38	1,175	1,180,169

Total Municipal Bonds in Pennsylvania		11,384,861

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.7% (Cost: $11,285,849)		11,384,861

Total Long-Term Investments — 150.9% (Cost: $259,854,296)		257,289,759

	Shares

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(j)(k)	1,576,764	1,576,921

Total Short-Term Securities — 0.9% (Cost: $1,576,900)		1,576,921

Total Investments — 151.8% (Cost: $261,431,196)		258,866,680

Other Assets Less Liabilities — 1.0%		1,607,834

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(7,594,047)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.3)%		(82,382,708)

Net Assets Applicable to Common Shares — 100.0%		$170,497,759

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$17,292,797	$—	$(15,716,453	)(a)	$2,106	$(1,529)	$1,576,921	1,576,764	$109,753	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$245,904,898	$—	$245,904,898
Municipal Bonds Transferred to Tender Option Bond Trusts	—	11,384,861	—	11,384,861
Short-Term Securities
Money Market Funds	1,576,921	—	—	1,576,921

	$1,576,921	$257,289,759	$—	$258,866,680

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(7,560,000)	$—	$(7,560,000)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(90,160,000)	$—	$(90,160,000)

See notes to financial statements.

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.2%

Corporate — 0.2%
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	$645	$681,071

Guam — 0.2%

Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	481,274

New York — 150.1%

Corporate — 6.1%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	420	423,284
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	771,073
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,160	6,056,229
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	575	589,107
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(b)	1,040	1,015,210
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,670	1,808,276
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	930	970,899
AMT, 5.00%, 10/01/40	2,750	2,825,426
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,180	1,080,033
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	2,710	2,376,652

		17,916,189

County/City/Special District/School District — 26.3%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	525	601,936
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,015	1,157,428
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,235	1,402,017
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,170	1,299,100
City of New York, GO
Series A, 5.00%, 08/01/51	785	865,639
Series A-1, 4.00%, 09/01/46	540	550,071
Series A-1, 5.00%, 08/01/47	1,895	2,062,321
Series B, 5.25%, 10/01/39	525	607,818
Series B, 5.25%, 10/01/40	405	466,688
Series C, 5.00%, 08/01/43	385	420,148
Series D, 5.38%, 06/01/32	25	25,054
Series D-1, 4.00%, 03/01/42	545	549,441
Series E-1, 5.00%, 03/01/39	1,620	1,731,612
Series F-1, 5.00%, 03/01/44	2,000	2,193,858
Series F-1, 4.00%, 03/01/47	1,945	1,963,233
Series I, 5.00%, 03/01/36	2,250	2,254,068
Sub-Series E-1, 4.00%, 04/01/45	1,650	1,674,768
Sub-Series F-1, 5.00%, 04/01/43	930	986,636
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,802,745
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	1,000	1,057,739
Series C, 5.00%, 10/01/29	500	540,670
Series C, 5.00%, 10/01/31	1,420	1,533,447

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., Refunding RB, Series A, Sustainability Bonds, 4.00%, 02/15/43	$2,095	$2,123,700
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/35	500	336,430
(AGC), 0.00%, 03/01/39	1,000	528,276
(AGC), 0.00%, 03/01/42	3,710	1,663,162
(AGC), 0.00%, 03/01/45	2,000	757,165
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	1,310	1,376,603
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.00%, 02/01/32	5,000	5,015,930
Series E-1, 4.00%, 02/01/49	1,880	1,874,181
Sub-Series A-3, 4.00%, 08/01/43	1,035	1,037,058
Sub-Series B-1, 5.00%, 11/01/35	425	426,961
Sub-Series B-1, 5.00%, 11/01/36	340	341,313
Sub-Series E-1, 5.00%, 02/01/43	1,290	1,344,688
Series A, Subordinate, 4.00%, 05/01/53	1,050	1,031,921
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,128,748
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,992,868
Series F-1, Subordinate, 4.00%, 02/01/51	1,500	1,514,345
New York City Transitional Finance Authority, RB, Subordinate, 5.25%, 05/01/50	915	1,037,099
New York Convention Center Development Corp., RB, CAB(c)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	954,767
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	868,490
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	5,755	5,885,384
5.00%, 11/15/45	7,290	7,416,728
New York Liberty Development Corp., Refunding RB(a)
Class 1, 5.00%, 11/15/44	2,730	2,726,587
Class 2, 5.38%, 11/15/40	680	680,850
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,110	3,095,514
Series A, 4.13%, 05/15/53	1,315	1,322,173
Series A, 4.50%, 05/15/63	5,000	5,085,749

		77,313,127

Education — 19.6%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	595	331,401
4.00%, 07/01/51	615	348,594
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	542,438
5.00%, 10/01/48	410	413,653
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	353,681
Build NYC Resource Corp., RB(a)
5.00%, 02/01/33	350	338,939
5.75%, 02/01/49	455	430,291
Series A, 5.13%, 05/01/38	660	643,177
Series A, 5.50%, 05/01/48	270	261,544
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/33	300	306,403
5.00%, 06/01/35	350	357,474
5.00%, 06/01/40	690	698,700
5.00%, 11/01/47	515	592,314
Series A, 5.00%, 06/01/38	750	755,127

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Cattaraugus New York, RB
5.00%, 05/01/34	$170	$170,599
5.00%, 05/01/39	125	125,187
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,006,345
5.00%, 07/01/44	500	502,192
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	905	945,839
5.00%, 07/01/48	225	232,927
4.00%, 07/01/49	3,000	2,862,148
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	755	796,905
4.00%, 07/01/46	1,170	1,172,898
4.00%, 07/01/49	1,310	1,315,082
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	310	313,575
5.00%, 10/01/35	935	945,789
4.00%, 07/01/37	220	224,285
5.00%, 07/01/47	320	329,589
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	1,695	1,847,983
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	7,610	7,614,156
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	1,440	1,781,727
Series A, 5.25%, 07/01/24(f)	2,000	2,017,772
Series A, 5.50%, 07/01/24(f)	2,000	2,019,811
Sustainability Bonds, 5.00%, 07/01/48	385	419,645
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,139,319
Series A, 5.00%, 07/01/24(f)	500	503,933
Series A, 5.00%, 07/01/35	3,445	3,484,894
Series A, 5.00%, 07/01/37	835	853,417
Series A, 5.00%, 07/01/43	2,960	2,991,724
Series A, 4.00%, 07/01/47	1,285	1,184,726
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,109,884
4.00%, 12/01/47	6,000	5,994,158
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	540	540,692
Series A, 5.00%, 07/01/42	335	335,122
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	715	783,616
Troy Capital Resource Corp., Refunding RB
4.00%, 08/01/35	890	899,140
5.00%, 09/01/36	1,850	2,004,978
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,105	1,113,782
Series A, 5.00%, 07/01/41	500	504,239

		57,461,814

Health — 8.4%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	335	315,835
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	940,821
Class A, 5.50%, 07/01/47	620	563,173

Security	Par (000)	Value

Health (continued)
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	$680	$703,281
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	305	243,061
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	540,775
Series A, 5.00%, 12/01/32	420	420,292
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/36	2,800	2,695,639
4.00%, 12/01/46	2,150	1,844,428
New York State Dormitory Authority, RB
Series A, 4.00%, 07/01/50	710	691,264
Series D, 4.25%, 05/01/39	1,000	1,000,294
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	890	716,626
4.00%, 07/01/39	1,165	924,928
4.00%, 07/01/47	2,090	2,022,960
4.25%, 05/01/52	3,000	2,909,831
5.00%, 05/01/52	2,210	2,318,304
Series A, 5.00%, 05/01/43	3,430	3,473,294
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	1,043,186
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	533,574
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	109,789
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	85	85,075
Westchester County Local Development Corp., Refunding RB(a)
5.00%, 07/01/41	410	357,214
5.00%, 07/01/56	465	370,633

		24,824,277

Housing — 7.5%
New York City Housing Development Corp, RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,490	1,513,613
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	1,000	996,462
Sustainability Bonds, 3.15%, 11/01/44	200	168,237
Sustainability Bonds, 4.80%, 02/01/53	4,115	4,160,428
Class F-1, Sustainability Bonds, 4.30%, 11/01/37	1,000	1,008,793
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	284,437
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,835	2,890,922
New York City Housing Development Corp., Refunding RB, Sustainability Bonds, 4.25%, 11/01/43	4,895	4,839,661
New York State Housing Finance Agency, RB, M/F Housing
Series E, (FNMA, SONYMA), 4.15%, 11/01/47	1,485	1,386,533
Series B-1, Sustainability Bonds, (SONYMA), 4.85%, 11/01/48	1,015	1,042,245
Series C-1, Sustainability Bonds, (SONYMA), 4.65%, 11/01/48	405	409,986

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 255, (SONYMA), 4.70%, 10/01/43	$810	$819,059
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	2,630	2,664,032

		22,184,408

State — 13.4%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,272,534
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	4,410	4,503,399
New York State Dormitory Authority, RB
Series A, 4.00%, 03/15/47	2,350	2,299,031
Series C, 4.00%, 03/15/45	1,225	1,209,710
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	1,030,621
Series A, 4.00%, 03/15/47	1,170	1,158,300
Series E, 5.00%, 03/15/41	2,200	2,347,000
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	1,470	1,471,167
Series A, 5.00%, 03/15/46	2,610	2,891,529
Series A, 4.00%, 03/15/49	2,720	2,683,470
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/45	3,425	3,467,109
4.00%, 03/15/46	5,000	4,956,921
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	9,110	10,142,582

		39,433,373

Tobacco — 3.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	382,596
5.00%, 06/01/48	550	524,668
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,400,486
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	2,117,544
Series C, 4.00%, 06/01/51	2,250	1,818,672
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	630,265
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	917,605
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	890	889,867
Sub-Series C, 5.13%, 06/01/51	1,225	1,234,711

		9,916,414

Transportation — 40.2%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	915	945,340
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	2,440	2,545,697
Metropolitan Transportation Authority, RB
Series A-1, 4.00%, 11/15/46	2,000	1,904,007
Series B, 5.25%, 11/15/38	780	784,580
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,255	1,172,783
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,150	2,004,647
Metropolitan Transportation Authority, Refunding RB Series A, 5.00%, 11/15/49	3,715	4,066,867

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series A, 4.00%, 11/15/51	$7,335	$7,390,992
Series B, 5.00%, 11/15/37	1,000	1,039,063
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,925,107
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,395	1,329,450
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,029,644
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,160,053
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	970	970,360
New York Liberty Development Corp., Refunding RB, Series 1, 3.00%, 02/15/42	1,015	865,644
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	365	373,293
Series A, Junior Lien, 5.00%, 01/01/46	1,285	1,313,910
New York State Thruway Authority, Refunding RB
Series A, 4.00%, 03/15/42	500	509,815
Series L, 5.00%, 01/01/33	90	97,788
Series O, 4.00%, 01/01/44	1,295	1,303,963
Series P, 5.25%, 01/01/54(g)	820	910,520
Series B, Subordinate, 4.00%, 01/01/45	7,305	7,136,650
Series B, Subordinate, 4.00%, 01/01/50	3,720	3,517,235
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,300	1,421,593
AMT, 5.00%, 12/01/35	5,000	5,414,157
AMT, 5.00%, 12/01/36	1,995	2,148,848
AMT, 5.00%, 12/01/40	1,040	1,094,661
AMT, 4.00%, 12/01/42	2,000	1,883,151
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,060,787
Series A, AMT, 5.00%, 07/01/46	1,040	1,040,350
Series A, AMT, 5.25%, 01/01/50	8,440	8,440,985
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	2,000	1,812,000
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,000	1,081,546
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	2,425	2,500,986
AMT, Sustainability Bonds, 6.00%, 06/30/54	4,095	4,503,717
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,450	1,509,538
Series 221, AMT, 4.00%, 07/15/45	1,105	1,070,074
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	655	678,146
AMT, 5.00%, 10/15/34	1,300	1,349,395
AMT, 5.00%, 01/15/47	1,970	2,097,685
AMT, 5.00%, 01/15/52	2,795	2,930,649
Series 177, AMT, 4.00%, 01/15/43	1,120	1,080,208
Series 231, AMT, 5.50%, 08/01/47	3,000	3,302,002
Series 234, AMT, 5.50%, 08/01/52	1,040	1,141,910
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/39	530	583,052
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	9,500	10,181,673
Series A, 4.00%, 11/15/56	1,555	1,503,716
Sub-Series B-1, 5.00%, 11/15/48	1,175	1,293,955
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/37	725	771,722
Series C, 5.25%, 05/15/52	5,000	5,520,386

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series C, Sustainability Bonds, 5.25%, 11/15/42	$470	$547,009
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	2,335	1,721,138

		117,982,447

Utilities — 25.2%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	3,105,495
5.00%, 09/01/36	340	368,469
5.00%, 09/01/39	3,500	3,770,121
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,869,785
5.00%, 09/01/47	2,195	2,302,714
Series C, (AGC), 5.25%, 09/01/29	4,000	4,516,241
Series E, Sustainability Bonds, 5.00%, 09/01/48	440	490,637
Series E, Sustainability Bonds, 5.00%, 09/01/53	1,835	2,024,934
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	5,000	4,922,018
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	9,451,691
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	4,560	5,200,568
Series BB-1, 4.00%, 06/15/45	1,250	1,253,439
Series DD, 4.13%, 06/15/46	4,000	4,106,629
Series DD, 4.13%, 06/15/47	2,630	2,671,897
Series GG, 5.00%, 06/15/39	690	710,387
New York Power Authority, RB, Sustainability Bonds, (AGM), 5.00%, 11/15/48	4,180	4,580,858
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	8,925	8,595,813
Series A, Sustainability Bonds, 4.00%, 11/15/60	585	552,828
New York State Environmental Facilities Corp., RB, Series B, Sustainability Bonds, 5.00%, 09/15/40	635	652,708
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/51	2,035	2,215,268
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	730	688,937
Utility Debt Securitization Authority, Refunding RB Restructured, Sustainability Bonds, 5.00%, 12/15/44	2,000	2,242,821
Series 2, Sustainability Bonds, 5.00%, 12/15/50	1,965	2,185,014
Series 2, Sustainability Bonds, 5.00%, 06/15/53	3,170	3,504,960

		73,984,232

Total Municipal Bonds in New York		441,016,281

Puerto Rico — 5.0%

State — 5.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,089	2,046,739
Series A-1, Restructured, 5.00%, 07/01/58	6,063	6,062,922
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,509,260
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,982,221
Series B-1, Restructured, 4.75%, 07/01/53	5	4,875
Series B-2, Restructured, 4.78%, 07/01/58	126	122,314
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,916	1,818,641

Total Municipal Bonds in Puerto Rico		14,546,972

Security	Par (000)	Value

South Carolina — 0.9%

Corporate — 0.9%
Patriots Energy Group Financing Agency, RB,
Series A1, 5.25%, 10/01/54(b)	$2,520	$2,699,185

Total Municipal Bonds — 156.4% (Cost: $447,340,723)		459,424,783

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 0.9%

Transportation — 0.9%
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,623,294

Total Municipal Bonds in New York		2,623,294

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.9% (Cost: $2,758,270)		2,623,294

Total Long-Term Investments — 157.3% (Cost: $450,098,993)		462,048,077

	Shares

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 4.13%(i)(j)	9,475,423	9,475,423

Total Short-Term Securities — 3.2% (Cost: $9,475,423)		9,475,423

Total Investments — 160.5% (Cost: $459,574,416)		471,523,500

Other Assets Less Liabilities — 1.0%		2,742,745

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.5)%		(1,432,139)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (61.0)%		(179,083,432)

Net Assets Applicable to Common Shares — 100.0%		$293,750,674

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	When-issued security.
(h)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock New York Municipal Income Trust (BNY)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$10,042,561	$—	$(567,138	)(a)	$—	$—	$9,475,423	9,475,423	$197,380	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	39	03/19/24	$4,382	$(138,359)
U.S. Long Bond	44	03/19/24	5,396	(297,408)
5-Year U.S. Treasury Note	27	03/28/24	2,928	(57,975)

				$(493,742)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$493,742	$—	$493,742

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(201,588)	$—	$(201,588)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(450,979)	$—	$(450,979)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$18,173,828

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock New York Municipal Income Trust (BNY)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$459,424,783	$—	$459,424,783
Municipal Bonds Transferred to Tender Option Bond Trusts	—	2,623,294	—	2,623,294
Short-Term Securities
Money Market Funds	9,475,423	—	—	9,475,423

	$9,475,423	$462,048,077	$—	$471,523,500

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(493,742)	$—	$—	$(493,742)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(1,430,000)	$—	$(1,430,000)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)

	$—	$(180,830,000)	$—	$(180,830,000)

See notes to financial statements.

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2024	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 6.8%

Corporate — 6.8%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54	$1,015	$1,093,016
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49	250	249,845

Total Municipal Bonds in Alabama		1,342,861

California — 1.9%

Tobacco — 1.9%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(b)	4,680	366,796

District of Columbia — 11.2%

Tobacco — 3.2%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	6,000	635,995

Transportation — 8.0%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,500	1,584,810

Total Municipal Bonds in District of Columbia		2,220,805

Iowa — 5.1%

Corporate — 5.1%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,020,507

Puerto Rico — 5.6%

State — 5.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	124,431
Series A-1, Restructured, 5.00%, 07/01/58	478	477,994
Series A-2, Restructured, 4.78%, 07/01/58	129	126,097
Series A-2, Restructured, 4.33%, 07/01/40	391	388,165

Total Municipal Bonds in Puerto Rico		1,116,687

Virginia — 123.4%

County/City/Special District/School District — 30.1%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	563,514
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36(c)(d)	235	188,352
City of Alexandria Virginia, GO, Series B, 4.00%, 12/15/52	1,375	1,354,767
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,860,650

		5,967,283

Education — 9.4%
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	215	222,077
(NPFGC), 5.25%, 01/01/31	1,000	1,130,393
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	501,602

		1,854,072

Health — 19.9%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	265	274,476
Henrico County Economic Development Authority, RB, 5.00%, 10/01/52	1,000	1,010,630

Security	Par (000)	Value

Health (continued)
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	$145	$143,056
4.00%, 10/01/50	250	213,321
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	250	274,449
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	196,976
Rockingham County Economic Development Authority, Refunding RB, Series A, 3.00%, 11/01/46	820	637,218
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	183,131
Winchester Economic Development Authority, Refunding RB, 5.00%, 01/01/44	1,000	1,017,167

		3,950,424

Housing — 18.6%
Virginia Housing Development Authority, RB, M/F Housing
Series B, 5.00%, 03/01/65	1,000	1,014,149
Series F, 5.25%, 10/01/38	250	250,242
Series F, 5.35%, 11/01/58	1,000	1,045,550
Series G, 5.15%, 11/01/52	600	620,982
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	763,042

		3,693,965

State — 18.6%
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(f)	250	251,067
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	495,333
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(f)	235	235,605
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	1,026,722
4.00%, 02/01/43	500	511,679
(SAW), 4.00%, 09/01/47	605	608,565
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	567,083

		3,696,054

Tobacco — 7.1%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	985	928,346
Series B-2, Convertible, 5.20%, 06/01/46	500	486,000

		1,414,346

Transportation — 9.3%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/36	775	833,660
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	500	501,348
AMT, 5.00%, 12/31/56	500	500,750

		1,835,758

Utilities — 10.4%
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	560,591

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	$1,000	$1,006,020
Fairfax County Water Authority, RB, 4.00%, 04/01/47	500	501,790

		2,068,401

Total Municipal Bonds in Virginia		24,480,303

Total Long-Term Investments — 154.0% (Cost: $30,062,946)		30,547,959

	Shares

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.09%(g)(h)	650,724	650,789

Total Short-Term Securities — 3.3% (Cost: $650,688)		650,789

Total Investments — 157.3% (Cost: $30,713,634)		31,198,748

Other Assets Less Liabilities — 0.9%		194,644

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (58.2)%		(11,555,470)

Net Assets Applicable to Common Shares — 100.0%		$19,837,922

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,819,412	$—	$(4,168,906	)(a)	$716	$(433)	$650,789	650,724	$23,265	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	3	03/19/24	$337	$(10,643)
U.S. Long Bond	3	03/19/24	368	(20,278)
5-Year U.S. Treasury Note	2	03/28/24	217	(4,294)

				$(35,215)

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$35,215	$—	$35,215

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(57,701)	$—	$(57,701)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(35,215)	$—	$(35,215)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$1,263,157

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$30,547,959	$—	$30,547,959
Short-Term Securities
Money Market Funds	650,789	—	—	650,789

	$650,789	$30,547,959	$—	$31,198,748

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(35,215)	$—	$—	$(35,215)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Virginia Municipal Bond Trust (BHV)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)

	$—	$(11,600,000)	$—	$(11,600,000)

See notes to financial statements.

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2024

	MUJ	MHN	MIY	MYN

ASSETS
Investments, at value — unaffiliated(a)	$1,061,775,331	$595,020,356	$600,113,274	$702,676,963
Investments, at value — affiliated(b)	59,236,815	15,946,141	8,308,561	6,625,684
Cash pledged for futures contracts	—	382,000	—	492,000
Receivables:
Investments sold	12,883,885	832,344	—	991,993
Dividends — affiliated	126,411	37,829	20,665	15,868
Interest — unaffiliated	8,024,719	6,227,860	6,153,496	7,242,322
Prepaid expenses	46,819	16,121	103,342	205,687

Total assets	1,142,093,980	618,462,651	614,699,338	718,250,517

ACCRUED LIABILITIES
Bank overdraft	1,320	—	—	—
Payables:
Investments purchased	—	1,177,272	—	1,370,721
Accounting services fees	38,734	26,170	26,091	28,972
Custodian fees	3,384	1,767	1,951	1,963
Income dividend distributions — Common Shares	2,659,255	1,315,511	1,346,861	1,693,444
Interest expense and fees	145,769	37,529	—	163,524
Investment advisory fees	477,614	285,677	253,986	302,289
Directors’ and Officer’s fees	33,330	178,908	1,271	246,644
Other accrued expenses	14,555	13,320	7,103	6,404
Professional fees	37,627	25,287	28,890	40,114
Transfer agent fees	17,415	12,798	11,664	6,628
Variation margin on futures contracts	—	129,568	—	156,891

Total accrued liabilities	3,429,003	3,203,807	1,677,817	4,017,594

OTHER LIABILITIES
TOB Trust Certificates	19,284,999	2,250,000	—	12,949,999
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	416,378,416	243,335,602	231,559,078	247,490,463

Total other liabilities	435,663,415	245,585,602	231,559,078	260,440,462

Total liabilities	439,092,418	248,789,409	233,236,895	264,458,056

Commitments and contingent liabilities

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$703,001,562	$369,673,242	$381,462,443	$453,792,461

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$749,522,390	$421,507,815	$410,659,190	$508,571,267
Accumulated loss	(46,520,828)	(51,834,573)	(29,196,747)	(54,778,806)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$703,001,562	$369,673,242	$381,462,443	$453,792,461

Net asset value per Common Share	$13.22	$12.22	$13.17	$11.84

(a) Investments, at cost — unaffiliated	$1,058,469,859	$579,066,474	$592,169,545	$684,131,695
(b) Investments, at cost — affiliated	$59,226,733	$15,946,141	$8,307,729	$6,625,684
(c) Preferred Shares outstanding	4,171	2,436	2,319	2,477
(d) Preferred Shares authorized	12,291	14,956	8,919	14,637
(e) Par value per Preferred Share	$0.10	$0.10	$0.10	$0.10
(f) Common Shares outstanding	53,185,098	30,241,637	28,964,750	38,313,208
(g) Common Shares authorized	199,987,709	199,985,044	199,991,081	199,985,363
(h) Par value per Common Share	$0.10	$0.10	$0.10	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2024

	MPA	BNY	BHV

ASSETS
Investments, at value — unaffiliated(a)	$257,289,759	$462,048,077	$30,547,959
Investments, at value — affiliated(b)	1,576,921	9,475,423	650,789
Cash pledged for futures contracts	—	328,000	22,000
Receivables:
Investments sold	—	199,088	—
Dividends — affiliated	6,922	22,216	2,132
Interest — unaffiliated	2,423,298	4,570,218	293,823
Prepaid expenses	83,601	8,927	2,015

Total assets	261,380,501	476,651,949	31,518,718

ACCRUED LIABILITIES
Payables:
Investments purchased	100,608	906,444	—
Accounting services fees	14,458	21,284	2,903
Custodian fees	978	1,516	274
Income dividend distributions — Common Shares	621,582	1,037,036	62,735
Interest expense and fees	34,047	2,139	—
Investment advisory fees	107,850	220,415	13,772
Directors’ and Officer’s fees	10,533	45,313	10,942
Other accrued expenses	6,662	10,299	7,090
Professional fees	32,999	29,406	16,756
Transfer agent fees	10,317	9,662	3,381
Variation margin on futures contracts	—	104,329	7,473

Total accrued liabilities	940,034	2,387,843	125,326

OTHER LIABILITIES
TOB Trust Certificates	7,560,000	1,430,000	—
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	82,382,708	179,083,432	11,555,470

Total other liabilities	89,942,708	180,513,432	11,555,470

Total liabilities	90,882,742	182,901,275	11,680,796

Commitments and contingent liabilities

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$170,497,759	$293,750,674	$19,837,922

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$189,038,534	$330,016,555	$22,621,684
Accumulated loss	(18,540,775)	(36,265,881)	(2,783,762)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$170,497,759	$293,750,674	$19,837,922

Net asset value per Common Share	$13.17	$12.18	$12.49

(a) Investments, at cost — unaffiliated	$259,854,296	$450,098,993	$30,062,946
(b) Investments, at cost — affiliated	$1,576,900	$9,475,423	$650,688
(c) Preferred Shares outstanding	826	1,794	116
(d) Preferred Shares authorized	1,000,000	Unlimited	Unlimited
(e) Par value per Preferred Share	$0.05	$0.001	$0.001
(f) Common Shares outstanding	12,949,630	24,117,105	1,588,241
(g) Common Shares authorized	Unlimited	Unlimited	Unlimited
(h) Par value per Common Share	$0.10	$0.001	$0.001

See notes to financial statements.

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2024

	MUJ	MHN	MIY	MYN

INVESTMENT INCOME
Dividends — affiliated	$1,249,013	$302,755	$213,163	$211,317
Interest — unaffiliated	22,992,051	12,499,966	12,541,336	14,582,173

Total investment income	24,241,064	12,802,721	12,754,499	14,793,490

EXPENSES
Investment advisory	2,800,162	1,660,637	1,475,207	1,749,217
Accounting services	73,026	48,760	48,392	53,692
Professional	34,354	36,118	37,043	37,007
Directors and Officer	23,337	23,391	11,781	30,039
Transfer agent	21,908	17,044	16,050	24,216
Liquidity fees	21,405	12,502	—	—
Remarketing fees on Preferred Shares	21,017	12,275	—	—
Registration	14,347	5,339	5,151	6,783
Custodian	6,002	3,669	3,303	4,207
Printing and postage	4,435	6,473	5,826	6,650
Reorganization	—	—	58,228	—
Miscellaneous	35,931	33,941	34,072	34,775

Total expenses excluding interest expense, fees and amortization of offering costs	3,055,924	1,860,149	1,695,053	1,946,586
Interest expense, fees and amortization of offering costs(a)	9,707,665	5,522,647	5,220,517	5,876,306

Total expenses	12,763,589	7,382,796	6,915,570	7,822,892
Less:
Fees waived and/or reimbursed by the Manager	(35,500)	(165,783)	(6,119)	(5,015)

Total expenses after fees waived and/or reimbursed	12,728,089	7,217,013	6,909,451	7,817,877

Net investment income	11,512,975	5,585,708	5,845,048	6,975,613

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,259,633)	(8,524,393)	(1,912,121)	(9,243,148)
Investments — affiliated	5,753	—	1,235	—
Futures contracts	—	(273,688)	—	(321,218)

	(1,253,880)	(8,798,081)	(1,910,886)	(9,564,366)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	11,586,378	12,883,227	8,819,744	16,193,581
Investments — affiliated	2,390	—	1,423	—
Futures contracts	—	(557,305)	—	(677,467)

	11,588,768	12,325,922	8,821,167	15,516,114

Net realized and unrealized gain	10,334,888	3,527,841	6,910,281	5,951,748

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$21,847,863	$9,113,549	$12,755,329	$12,927,361

(a)	Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2024

	MPA	BNY	BHV

INVESTMENT INCOME
Dividends — affiliated	$109,753	$197,380	$23,265
Interest — unaffiliated	5,189,536	9,676,788	680,280

Total investment income	5,299,289	9,874,168	703,545

EXPENSES
Investment advisory	626,541	1,275,025	101,794
Reorganization	84,737	—	88,821
Professional	46,524	36,127	27,630
Accounting services	26,708	39,227	6,837
Transfer agent	16,745	14,552	10,997
Directors and Officer	6,341	12,645	1,550
Printing and postage	6,051	6,926	6,266
Registration	4,249	4,118	4,231
Custodian	1,484	3,374	870
Liquidity fees	—	9,207	—
Remarketing fees on Preferred Shares	—	9,040	—
Miscellaneous	32,925	33,403	30,828

Total expenses excluding interest expense, fees and amortization of offering costs	852,305	1,443,644	279,824
Interest expense, fees and amortization of offering costs(a)	2,029,705	4,057,018	272,175

Total expenses	2,882,010	5,500,662	551,999
Less:
Fees waived and/or reimbursed by the Manager	(3,054)	(4,684)	(21,050)

Total expenses after fees waived and/or reimbursed	2,878,956	5,495,978	530,949

Net investment income	2,420,333	4,378,190	172,596

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(889,624)	(7,602,503)	(391,959)
Investments — affiliated	2,106	—	716
Futures contracts	—	(201,588)	(57,701)

	(887,518)	(7,804,091)	(448,944)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,319,729	11,604,374	647,470
Investments — affiliated	(1,529)	—	(433)
Futures contracts	—	(450,979)	(35,215)

	2,318,200	11,153,395	611,822

Net realized and unrealized gain	1,430,682	3,349,304	162,878

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$3,851,015	$7,727,494	$335,474

(a)	Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	MUJ				MHN

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$11,512,975		$25,888,130	$5,585,708		$12,747,461
Net realized loss		(1,253,880)	(23,825,884)		(8,798,081)	(27,492,600)
Net change in unrealized appreciation (depreciation)	11,588,768		(4,106,873)	12,325,922		12,860,750

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	21,847,863		(2,044,627)	9,113,549		(1,884,389)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(13,344,908	)(b)	(24,162,075)	(6,767,633	)(b)	(11,461,512)
Return of capital	—		(5,140,445)	—		(2,133,697)

Decrease in net assets resulting from distributions to Common Shareholders		(13,344,908)	(29,302,520)		(6,767,633)	(13,595,209)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—		255,161	—		—
Redemption of shares resulting from share repurchase program (including transaction costs)		(5,349,075)	(9,439,913)		(2,806,910)	(6,123,353)

Net decrease in net assets derived from capital share transactions		(5,349,075)	(9,184,752)		(2,806,910)	(6,123,353)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	3,153,880		(40,531,899)		(460,994)	(21,602,951)
Beginning of period	699,847,682		740,379,581	370,134,236		391,737,187

End of period	$703,001,562		$699,847,682	$369,673,242		$370,134,236

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	MIY				MYN

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$5,845,048		$12,474,439	$6,975,613		$15,421,162
Net realized loss		(1,910,886)	(23,484,347)		(9,564,366)	(32,048,655)
Net change in unrealized appreciation (depreciation)	8,821,167		6,665,531	15,516,114		14,650,705

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	12,755,329		(4,344,377)	12,927,361		(1,976,788)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(6,714,770	)(b)	(12,905,708)	(8,326,992	)(b)	(14,186,413)
Return of capital	—		(1,655,675)	—		(2,141,070)

Decrease in net assets resulting from distributions to Common Shareholders		(6,714,770)	(14,561,383)		(8,326,992)	(16,327,483)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—		247,171	—		—
Redemption of shares resulting from share repurchase program (including transaction costs)		(2,750,841)	(3,374,623)		(3,787,717)	(8,585,038)

Net decrease in net assets derived from capital share transactions		(2,750,841)	(3,127,452)		(3,787,717)	(8,585,038)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	3,289,718		(22,033,212)	812,652		(26,889,309)
Beginning of period	378,172,725		400,205,937	452,979,809		479,869,118

End of period	$381,462,443		$378,172,725	$453,792,461		$452,979,809

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	MPA				BNY

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$2,420,333		$5,317,952	$4,378,190		$9,747,989
Net realized loss		(887,518)	(9,201,722)		(7,804,091)	(22,643,836)
Net change in unrealized appreciation (depreciation)	2,318,200		(1,498,982)	11,153,395		11,435,975

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	3,851,015		(5,382,752)	7,727,494		(1,459,872)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(3,010,979	)(b)	(5,216,562)	(5,034,868	)(b)	(8,824,872)
Return of capital	—		(987,610)	—		(1,802,990)

Decrease in net assets resulting from distributions to Common Shareholders		(3,010,979)	(6,204,172)		(5,034,868)	(10,627,862)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—		11,593	—		—
Redemption of shares resulting from share repurchase program (including transaction costs)		(809,297)	(3,289,985)		(1,898,566)	(3,263,323)

Net decrease in net assets derived from capital share transactions		(809,297)	(3,278,392)		(1,898,566)	(3,263,323)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	30,739		(14,865,316)	794,060		(15,351,057)
Beginning of period	170,467,020		185,332,336	292,956,614		308,307,671

End of period	$170,497,759		$170,467,020	$293,750,674		$292,956,614

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

		BHV

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$172,596		$562,047
Net realized loss		(448,944)	(1,468,928)
Net change in unrealized appreciation (depreciation)	611,822		95,252

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	335,474		(811,629)

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(294,883	)(b)	(521,222)
Return of capital	—		(95,859)

Decrease in net assets resulting from distributions to Common Shareholders		(294,883)	(617,081)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—		728
Redemption of shares resulting from share repurchase program (including transaction costs)		(158,886)	(75,425)

Net decrease in net assets derived from capital share transactions		(158,886)	(74,697)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders		(118,295)	(1,503,407)
Beginning of period	19,956,217		21,459,624

End of period	$19,837,922		$19,956,217

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

62	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Cash Flows (unaudited)

Six Months Ended January 31, 2024

	MUJ	MHN	MIY	MYN

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$21,847,863	$9,113,549	$12,755,329	$12,927,361
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	44,584,669	185,580,063	106,250,399	201,349,689
Purchases of long-term investments	(81,020,341)	(176,045,919)	(108,504,132)	(195,684,034)
Net proceeds from sales (purchases) of short-term securities	44,958,168	(1,408,979)	9,718,205	4,839,393
Amortization of premium and accretion of discount on investments and other fees	(378,343)	648,660	1,112,827	755,333
Net realized loss on investments	1,253,880	8,552,436	1,910,957	9,276,326
Net unrealized appreciation on investments	(11,588,768)	(12,883,227)	(8,821,167)	(16,193,581)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	112,341	4,967	2,280	20,456
Interest — unaffiliated	(451,293)	40,475	328,858	(175,985)
Prepaid expenses	9,613	12,969	6,501	8,868
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(21,590)	(14,155)	(14,367)	(15,532)
Custodian fees	(2,030)	(1,552)	(1,534)	(1,763)
Interest expense and fees	(3,899)	(62,355)	(64,525)	(70,525)
Investment advisory fees	2,254	(3,766)	(1,937)	(3,000)
Directors’ and Officer’s fees	(4,911)	(33,504)	(912)	(37,268)
Other accrued expenses	(2,170)	(1,422)	360	1,084
Professional fees	(31,480)	(33,072)	(28,412)	(32,366)
Transfer agent fees	(3,180)	(2,746)	(4,301)	(9,979)
Variation margin on futures contracts	—	99,720	—	120,893

Net cash provided by operating activities	19,260,783	13,562,142	14,644,429	17,075,370

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(10,860,018)	(5,560,281)	(5,420,538)	(6,731,449)
Repayments of TOB Trust Certificates	(2,774,999)	(5,033,906)	(6,333,877)	(6,281,093)
Net payments on Common Shares redeemed	(5,541,175)	(2,888,475)	(2,844,672)	(3,920,704)
Decrease in bank overdraft	(106,122)	(50,346)	(51,064)	(76,138)
Amortization of deferred offering costs	21,531	7,866	5,722	11,014

Net cash used for financing activities	(19,260,783)	(13,525,142)	(14,644,429)	(16,998,370)

CASH
Net increase in restricted and unrestricted cash	—	37,000	—	77,000
Restricted and unrestricted cash at beginning of period	—	345,000	—	415,000

Restricted and unrestricted cash at end of period	$—	$382,000	$—	$492,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$9,690,033	$5,577,136	$5,279,320	$5,935,817

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	—	382,000	—	492,000

	$—	$382,000	$—	$492,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2024

	MPA	BNY	BHV

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$3,851,015	$7,727,494	$335,474
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	16,996,571	127,685,180	7,666,699
Purchases of long-term investments	(25,258,084)	(123,039,148)	(9,473,102)
Net proceeds from sales of short-term securities	15,716,453	567,138	4,168,906
Amortization of premium and accretion of discount on investments and other fees	137,743	465,005	(12,110)
Net realized loss on investments	883,668	7,645,597	391,243
Net unrealized appreciation on investments	(2,318,200)	(11,604,374)	(647,037)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	32,577	7,035	8,695
Interest — unaffiliated	(194,016)	166,971	(24,313)
Prepaid expenses	418	52,809	11,247
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(7,616)	(11,327)	(1,540)
Custodian fees	(937)	(1,276)	(479)
Interest expense and fees	(59,690)	(36,521)	(5,439)
Investment advisory fees	(2,055)	(2,027)	(688)
Directors’ and Officer’s fees	(830)	(14,203)	(232)
Other accrued expenses	1,498	1,320	1,929
Professional fees	(16,168)	(22,579)	(11,758)
Transfer agent fees	(4,781)	(3,511)	(520)
Variation margin on futures contracts	—	79,954	7,473

Net cash provided by operating activities	9,757,566	9,663,537	2,414,448

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(2,411,858)	(4,042,763)	(232,796)
Repayments of TOB Trust Certificates	(6,500,000)	(3,568,266)	(2,000,000)
Net payments on Common Shares redeemed	(834,838)	(1,973,314)	(158,886)
Decrease in bank overdraft	(19,518)	(41,876)	(2,314)
Amortization of deferred offering costs	8,648	9,682	1,548

Net cash used for financing activities	(9,757,566)	(9,616,537)	(2,392,448)

CASH
Net increase in restricted and unrestricted cash	—	47,000	22,000
Restricted and unrestricted cash at beginning of period	—	281,000	—

Restricted and unrestricted cash at end of period	$—	$328,000	$22,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$2,080,747	$4,083,857	$276,066

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	—	328,000	22,000

	$—	$328,000	$22,000

See notes to financial statements.

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	MUJ

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$13.03		$13.58	$16.29		$15.83	$15.95	$15.28

Net investment income(a)	0.22		0.48	0.64		0.73	0.69	0.66
Net realized and unrealized gain (loss)	0.22		(0.49)	(2.59)		0.48	(0.16)	0.64

Net increase (decrease) from investment operations	0.44		(0.01)	(1.95)		1.21	0.53	1.30

Distributions to Common Shareholders(b)
From net investment income	(0.25	)(c)	(0.45)	(0.76)		(0.75)	(0.65)	(0.63)
Return of capital	—		(0.09)	—		—	—	—

Total distributions to Common Shareholders		(0.25)	(0.54)	(0.76)		(0.75)	(0.65)	(0.63)

Net asset value, end of period	$13.22		$13.03	$13.58		$16.29	$15.83	$15.95

Market price, end of period	$11.56		$11.20	$13.36		$15.63	$14.21	$14.43

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.80	%(e)	0.52%	(12.14)%		8.22%	3.98%	9.44%

Based on market price	5.60	%(e)	(12.17)%	(9.91)%		15.67%	3.17%	17.28%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.75	%(g)	3.17%	1.77	%(h)	1.44%	2.14%	2.49%

Total expenses after fees waived and/or reimbursed	3.74	%(g)	3.17%	1.74	%(h)	1.44%	2.14%	2.49%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	0.89	%(g)	0.89%	0.95	%(h)	0.89%	0.92%	0.92%

Net investment income to Common Shareholders	3.38	%(g)	3.71%	4.37%		4.59%	4.39%	4.28%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$703,002		$699,848	$740,380		$490,103	$476,309	$481,024

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$417,100		$417,100	$417,100		$237,100	$237,100	$237,100

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$261,097	(k)	$259,361 (k)	$245,762	(k)	$306,707 (l)	$300,890 (l)	$302,878 (l)

TOB Trust Certificates, end of period (000)	$19,285		$22,060	$90,838		$61,534	$71,300	$59,415

Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$59,044		$51,599	$13,734		N/A	N/A	N/A

Portfolio turnover rate		6%	17%	20%		10%	13%	8%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs, would have been 1.71%, 1.70% and 0.92%, respectively

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	0.88%	0.88%	0.94%	0.88%	0.91%	0.91%

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MHN

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Period from 09/01/21 to 07/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$12.12		$12.58	$15.21		$14.92	$15.31	$14.27	$14.93

Net investment income(a)	0.18		0.41	0.51		0.63	0.60	0.55	0.60
Net realized and unrealized gain (loss)	0.14		(0.43)	(2.56)		0.31	(0.43)	1.02	(0.64)

Net increase (decrease) from investment operations	0.32		(0.02)	(2.05)		0.94	0.17	1.57	(0.04)

Distributions to Common Shareholders(b)
From net investment income	(0.22	)(c)	(0.37)	(0.58)		(0.65)	(0.56)	(0.53)	(0.62)
Return of capital	—		(0.07)	—		—	—	—	—

Total distributions to Common Shareholders		(0.22)	(0.44)	(0.58)		(0.65)	(0.56)	(0.53)	(0.62)

Net asset value, end of period	$12.22		$12.12	$12.58		$15.21	$14.92	$15.31	$14.27

Market price, end of period	$10.61		$10.44	$11.23		$14.74	$13.79	$13.74	$12.35

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.10	%(e)	0.53%	(13.49	)%(e)	6.70%	1.54%	11.88%	0.22%

Based on market price	3.92	%(e)	(3.00)%	(20.31	)%(e)	11.88%	4.57%	16.02%	(9.82)%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	4.16	%(g)	3.52%	1.78	%(g)	1.57%	2.15%	2.62%	2.45%

Total expenses after fees waived and/or reimbursed	4.07	%(g)	3.43%	1.70	%(g)	1.51%	2.09%	2.55%	2.36%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(h)(i)	0.95	%(g)	0.95%	0.94	%(g)	0.95%	0.94%	0.94%	0.94%

Net investment income to Common Shareholders	3.15	%(g)	3.47%	4.05	%(g)	4.17%	4.03%	3.82%	4.15%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$369,673		$370,134	$391,737		$473,389	$464,504	$476,549	$444,369

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,600		$243,600	$243,600		$243,600	$243,600	$243,600	$243,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$250,365	(j)	$247,532 (j)	$239,843	(j)	$294,330 (k)	$290,683 (k)	$295,628 (k)	$282,417 (k)

TOB Trust Certificates, end of period (000)	$2,250		$7,284	$36,527		$56,376	$63,384	$55,899	$64,262

Asset coverage per $1,000 of TOB Trust Certificates, end of period(l)	$273,448		$85,220	$18,386		N/A	N/A	N/A	N/A

Portfolio turnover rate		30%	43%	29%		14%	10%	23%	15%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(i)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18
Expense ratios	0.94%	0.94%	0.93%	0.94%	0.93%	0.93%	0.94%

(j)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

(l)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

68	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MIY

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$12.94		$13.56	$16.04	$15.88	$15.70	$15.04

Net investment income(a)	0.20		0.42	0.61	0.68	0.63	0.62
Net realized and unrealized gain (loss)	0.26		(0.55)	(2.42)	0.14	0.14	0.66

Net increase (decrease) from investment operations	0.46		(0.13)	(1.81)	0.82	0.77	1.28

Distributions to Common Shareholders(b)
From net investment income	(0.23	)(c)	(0.43)	(0.67)	(0.66)	(0.59)	(0.62)
Return of capital	—		(0.06)	—	—	—	—

Total distributions to Common Shareholders		(0.23)	(0.49)	(0.67)	(0.66)	(0.59)	(0.62)

Net asset value, end of period	$13.17		$12.94	$13.56	$16.04	$15.88	$15.70

Market price, end of period	$11.37		$11.12	$13.67	$15.80	$14.24	$14.24

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.98	%(e)	(0.40)%	(11.35)%	5.61%	5.52%	9.42%

Based on market price	4.46	%(e)	(15.09)%	(9.28)%	16.02%	4.31%	15.80%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.75	%(g)(h)(i)	3.27%	1.66%	1.44%	2.07%	2.46%

Total expenses after fees waived and/or reimbursed	3.75	%(g)(h)(i)	3.27%	1.66%	1.44%	2.07%	2.46%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(j)(k)	0.90	%(g)(h)(i)	0.91%	0.88%	0.85%	1.20%	1.09%

Net investment income to Common Shareholders	3.19	%(g)	3.31%	4.10%	4.32%	4.06%	4.11%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$381,462		$378,173	$400,206	$473,464	$468,752	$464,366

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$231,900		$231,900	$231,900	$231,900	$231,900	$231,900

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$264,494	(l)	$258,740 (l)	$246,506 (l)	$304,167 (m)	$302,135 (m)	$300,244 (m)

TOB Trust Certificates, end of period (000)	$—		$6,334	$41,267	$41,267	$41,362	$64,527

Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	N/A		$97,262	$16,309	N/A	N/A	N/A

Portfolio turnover rate		18%	37%	22%	7%	9%	15%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 3.77%, 3.77% and 0.92%, respectively.

(i)

Includes unannualized non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 3.74%, 3.74% and 0.89%, respectively.

(j)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(k)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	0.90%	0.91%	0.88%	0.85%	0.88%	0.90%

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

70	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MYN

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$11.70		$12.12	$14.73	$14.52	$14.38	$13.74

Net investment income(a)	0.18		0.39	0.52	0.60	0.56	0.52
Net realized and unrealized gain (loss)	0.18		(0.39)	(2.53)	0.22	0.10	0.63

Net increase (decrease) from investment operations	0.36		—	(2.01)	0.82	0.66	1.15

Distributions to Common Shareholders(b)
From net investment income	(0.22	)(c)	(0.37)	(0.60)	(0.61)	(0.52)	(0.51)
Return of capital	—		(0.05)	—	—	—	—

Total distributions to Common Shareholders		(0.22)	(0.42)	(0.60)	(0.61)	(0.52)	(0.51)

Net asset value, end of period	$11.84		$11.70	$12.12	$14.73	$14.52	$14.38

Market price, end of period	$10.23		$10.08	$10.94	$14.56	$13.26	$13.19

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.47	%(e)	0.64%	(13.74)%	6.10%	5.11%	9.15%

Based on market price	3.77	%(e)	(3.94)%	(21.23)%	14.84%	4.65%	15.69%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.59	%(g)	3.07%	1.59%	1.47%	2.05%	2.45%

Total expenses after fees waived and/or reimbursed	3.59	%(g)	3.07%	1.59%	1.47%	2.05%	2.45%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(h)(i)	0.89	%(g)	0.89%	1.24%	1.27%	1.21%	1.08%

Net investment income to Common Shareholders	3.20	%(g)	3.42%	3.91%	4.17%	3.91%	3.80%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$453,792		$452,980	$479,869	$583,221	$574,856	$569,102

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$247,700		$247,700	$247,700	$247,700	$247,700	$247,700

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$274,100	(j)	$269,699 (j)	$256,882 (j)	$335,455 (k)	$332,077 (k)	$329,755 (k)

TOB Trust Certificates, end of period (000)	$12,950		$19,231	$58,179	$103,573	$111,089	$104,473

Asset coverage per $1,000 of TOB Trust Certificates, end of period(l)	$55,153		$37,423	$13,502	N/A	N/A	N/A

Portfolio turnover rate		29%	40%	31%	11%	11%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(i)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	0.89%	0.89%	0.88%	0.90%	0.89%	1.08%

(j)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	MPA

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$13.09		$13.92	$16.64	$16.09	$16.06	$15.27

Net investment income(a)	0.19		0.40	0.59	0.69	0.65	0.63
Net realized and unrealized gain (loss)	0.12		(0.76)	(2.65)	0.52	(0.05)	0.80

Net increase (decrease) from investment operations	0.31		(0.36)	(2.06)	1.21	0.60	1.43

Distributions to Common Shareholders(b)
From net investment income	(0.23	)(c)	(0.40)	(0.66)	(0.66)	(0.57)	(0.64)
Return of capital	—		(0.07)	—	—	—	—

Total distributions to Common Shareholders		(0.23)	(0.47)	(0.66)	(0.66)	(0.57)	(0.64)

Net asset value, end of period	$13.17		$13.09	$13.92	$16.64	$16.09	$16.06

Market price, end of period	$11.83		$11.69	$13.54	$16.23	$14.09	$14.18

Total Return Applicable to Common Shareholders(d)
Based on net asset value	2.72	%(e)	(2.05)%	(12.45)%	8.09%	4.33%	10.32%

Based on market price	3.32	%(e)	(10.08)%	(12.69)%	20.40%	3.47%	12.18%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.46	%(g)(h)(i)	3.02%	1.63%	1.48%	2.13%	2.55%

Total expenses after fees waived and/or reimbursed	3.46	%(g)(h)(i)	3.01%	1.63%	1.48%	2.12%	2.55%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(j)(k)	0.99	%(g)(h)(i)	0.95%	1.24%	1.25%	1.23%	0.99%

Net investment income to Common Shareholders	2.95	%(g)	3.10%	3.85%	4.24%	4.08%	4.11%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$170,498		$170,467	$185,332	$221,384	$214,155	$214,359

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$82,600		$82,600	$82,600	$82,600	$82,600	$82,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$289,106	(l)	$276,357 (l)	$248,524 (l)	$368,019 (m)	$359,268 (m)	$359,514 (m)

TOB Trust Certificates, end of period (000)	$7,560		$14,060	$42,183	$44,012	$54,482	$52,814

Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	$34,450		$18,983	$7,346	N/A	N/A	N/A

Portfolio turnover rate		7%	31%	18%	13%	12%	21%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 3.51%, 3.51% and 1.04%, respectively.

(i)

Includes unannualized non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs, would have been 3.41%, 3.41% and 0.94%, respectively.

(j)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(k)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	0.99%	0.95%	0.93%	0.92%	0.93%	0.96%

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

72	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(n)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BNY

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21		Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$12.05		$12.51	$15.30	$15.09		$15.09	$14.52

Net investment income(a)	0.18		0.40	0.57	0.66		0.61	0.58
Net realized and unrealized gain (loss)	0.16		(0.43)	(2.73)	0.28		(0.05)	0.52

Net increase (decrease) from investment operations	0.34		(0.03)	(2.16)	0.94		0.56	1.10

Distributions to Common Shareholders(b)
From net investment income	(0.21	)(c)	(0.36)	(0.63)	(0.73)		(0.56)	(0.53)
Return of capital	—		(0.07)	—	—		—	—

Total distributions to Common Shareholders		(0.21)	(0.43)	(0.63)	(0.73)		(0.56)	(0.53)

Net asset value, end of period	$12.18		$12.05	$12.51	$15.30		$15.09	$15.09

Market price, end of period	$10.54		$10.35	$11.46	$15.49		$14.10	$13.81

Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.22	%(e)	0.46%	(14.24)%	6.55%		4.12%	8.33%

Based on market price	4.00	%(e)	(5.81)%	(22.40)%	15.45%		6.30%	14.88%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.92	%(g)	3.40%	1.78%	1.74	%(h)	2.36%	2.73%

Total expenses after fees waived and/or reimbursed	3.92	%(g)	3.40%	1.78%	1.74	%(h)	2.36%	2.73%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	1.03	%(g)	1.03%	1.03%	1.16	%(h)	1.16%	1.14%

Net investment income to Common Shareholders	3.12	%(g)	3.37%	4.12%	4.35%		4.06%	3.98%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$293,751		$292,957	$308,308	$376,645		$195,844	$195,868

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$179,400		$179,400	$179,400	$179,400		$—	$—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$262,446	(k)	$258,872 (k)	$237,449 (k)	$309,947	(l)	$—	$—

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—		$—	$—	$—		$94,500	$94,500

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—		$—	$—	$—		$307,243 (l)	$307,268 (l)

TOB Trust Certificates, end of period (000)	$1,430		$4,998	$44,907	$72,273		$42,523	$35,517

Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$331,653		$95,444	$11,853	N/A		N/A	N/A

Portfolio turnover rate		27%	37%	35%	12%		17%	23%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost would have been 1.69%, 1.69% and 1.11%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP/VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19
Expense ratios	1.02%	1.02%	1.02%	—%	—%	—%

(k)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)

Calculated by subtracting the Fund’s total liabilities (not including VRDP/VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP/VMTP Shares, and by multiplying the results by 100,000.

74	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(m)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BHV

	Six Months Ended 01/31/24 (unaudited)		Year Ended 07/31/23	Period from 09/01/21 to 07/31/22		Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18

Net asset value, beginning of period	$12.44		$13.32	$15.73		$15.38	$15.64	$14.97	$15.75

Net investment income(a)	0.11		0.35	0.46		0.54	0.55	0.58	0.69
Net realized and unrealized gain (loss)	0.13		(0.85)	(2.37)		0.36	(0.26)	0.74	(0.69)

Net increase (decrease) from investment operations	0.24		(0.50)	(1.91)		0.90	0.29	1.32	—

Distributions to Common Shareholders(b)
From net investment income	(0.19	)(c)	(0.32)	(0.50)		(0.55)	(0.55)	(0.65)	(0.78)
Return of capital	—		(0.06)	—		—	—	—	—

Total distributions to Common Shareholders		(0.19)	(0.38)	(0.50)		(0.55)	(0.55)	(0.65)	(0.78)

Net asset value, end of period	$12.49		$12.44	$13.32		$15.73	$15.38	$15.64	$14.97

Market price, end of period	$10.78		$10.78	$14.41		$18.75	$16.09	$16.54	$16.56

Total Return Applicable to Common Shareholders(d)
Based on net asset value	2.23	%(e)	(3.42)%	(12.61	)%(e)	5.76%	1.87%	8.94%	(0.20)%

Based on market price	1.82	%(e)	(22.64)%	(20.69	)%(e)	20.50%	0.77%	4.15%	(6.91)%

Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	5.34	%(g)(h)(i)	4.43%	2.60	%(g)(j)	2.28%	2.86%	3.37%	2.94%

Total expenses after fees waived and/or reimbursed	5.12	%(g)(h)(i)	4.20%	2.38	%(g)(j)	2.06%	2.64%	3.15%	2.72%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(k)(l)	2.26	%(g)(h)(i)	1.74%	1.55	%(g)(j)	1.43%	1.69%	1.82%	1.70%

Net investment income to Common Shareholders	1.81	%(g)	2.82%	3.52	%(g)	3.49%	3.63%	3.88%	4.51%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$19,838		$19,956	$21,460		$25,326	$24,728	$25,119	$24,006

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600		$11,600	$11,600		$11,600	$11,600	$11,600	$11,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$271,017	(m)	$246,737 (m)	$246,984	(m)	$318,324 (n)	$313,171 (n)	$316,539 (n)	$306,947 (n)

TOB Trust Certificates, end of period (000)	$—		$2,000	$3,000		$4,876	$4,876	$5,396	$5,396

Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	N/A		$16,755	$12,003		N/A	N/A	N/A	N/A

Portfolio turnover rate		26%	31%	39%		10%	28%	17%	26%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 5.80%, 5.58% and 2.72%, respectively.

(i)

Includes unannualized non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 4.87%, 4.65% and 1.79% respectively.

(j)

Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.62%, 2.40% and 1.57%, respectively.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

76	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

(l)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/24 (unaudited)	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18
Expense ratios	2.26%	1.74%	1.55%	1.43%	1.40%	1.42%	1.32%

(m)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)

Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)

Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	MUJ	Maryland	Non-diversified
BlackRock MuniHoldings New York Quality Fund, Inc.	MHN	Maryland	Non-diversified
BlackRock MuniYield Michigan Quality Fund, Inc.	MIY	Maryland	Non-diversified
BlackRock MuniYield New York Quality Fund, Inc.	MYN	Maryland	Non-diversified
BlackRock MuniYield Pennsylvania Quality Fund	MPA	Massachusetts	Non-diversified
BlackRock New York Municipal Income Trust	BNY	Delaware	Diversified
BlackRock Virginia Municipal Bond Trust	BHV	Delaware	Non-diversified

The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

On October 30, 2023, the Board of Directors/Trustees of each of MIY, MPA, BHV and BlackRock Investment Quality Municipal Trust, Inc. (BKN) (collectively, the “Target Funds”) and the Board of Directors of BlackRock MuniYield Quality Fund III, Inc. (MYI) announced the withdrawal of merger proposals that were previously approved by the Boards pursuant to which each of the Target Funds would have been merged into MYI, with MYI continuing as the surviving Fund. While the Board of Directors believe that the mergers would have benefited shareholders for the reasons discussed in the proxy statement, it was determined that the proxy solicitation process and associated costs would be more burdensome and expensive as a result of opposition from an activist shareholder, making the mergers no longer in the best interests of each Fund’s shareholders.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

78	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.

Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MIY’s, MYN’s and MPA’s management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
MUJ	$355,776	$48,344	$11,640	$415,760
MHN	68,665	7,349	2,051	78,065
MIY	35,705	3,427	1,275	40,407
MYN	268,079	28,195	7,653	303,927
MPA	153,413	20,506	4,540	178,459
BNY	47,068	5,082	1,529	53,679
BHV	10,440	1,043	376	11,859

80	2 0 2 4 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2024, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts	(a)	Liability for TOB Trust Certificates	(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUJ	$30,942,724		$19,284,999		4.58% — 4.67%	$19,405,651	4.26%
MHN	4,682,301		2,250,000		4.58 — 4.58	3,782,058	4.11
MIY	—		—		—	1,945,386	4.13
MYN	27,319,954		12,949,999		4.58 — 4.58	14,861,636	4.07
MPA	11,384,861		7,560,000		4.61 — 4.61	8,445,870	4.20
BNY	2,623,294		1,430,000		4.62 — 4.62	2,570,626	4.15
BHV	—		—		—	576,087	4.10

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2024, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2024.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund, except BNY and BHV, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	MUJ	MHN	MIY	MYN	MPA
Investment advisory fees	0.50%	0.55%	0.49%	0.50%	0.49%

For purposes of calculating these fees, for each Fund except for BNY and BHV, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

For such services, BNY and BHV, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Fund’s managed assets:

	BNY	BHV
Investment advisory fees	0.55%	0.65%

For purposes of calculating these fees, for BNY and BHV, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

Expense Waivers and Reimbursements: With respect to BHV, the Manager voluntarily agreed to waive a portion of its investment advisory fees to the annual rate of 0.13% of the Fund’s average weekly managed assets. This voluntary waiver may be reduced or discontinued at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. During the six months ended January 31, 2024, the Manager waived $20,359 pursuant to this agreement.

With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
MUJ	$35,500
MHN	7,403
MIY	6,119
MYN	5,015
MPA	3,054
BNY	4,684
BHV	691

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager, for MHN, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2024 the waiver was $158,380.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
MUJ	$ 81,020,341	$ 56,748,803
MHN	173,585,908	186,412,407
MIY	108,504,132	106,250,399
MYN	195,968,675	202,341,682
MPA	25,358,692	16,996,571
BNY	121,053,372	127,884,268
BHV	8,409,839	7,666,699

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards

MUJ	$(46,287,545)
MHN	(57,244,033)
MIY	(34,354,147)
MYN	(61,783,947)
MPA	(14,441,556)
BNY	(39,177,228)
BHV	(2,701,411)

As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MUJ	$1,098,708,416	$29,250,106	$(26,231,375)	$3,018,731
MHN	592,565,857	21,532,635	(5,992,455)	15,540,180
MIY	600,438,898	11,791,307	(3,808,370)	7,982,937
MYN	677,481,293	26,284,580	(8,154,221)	18,130,359
MPA	253,896,521	4,706,189	(7,296,029)	(2,589,840)
BNY	458,075,251	16,146,967	(4,622,460)	11,524,507
BHV	30,658,224	976,617	(471,308)	505,309

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

10.	CAPITAL SHARE TRANSACTIONS

MPA, BNY and BHV are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. MUJ, MHN, MIY and MYN are authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10, except for BNY and BHV for which it is $0.001. The par value for MUJ’s, MHN’s, MIY’s and MYN’s Preferred Shares outstanding is $0.10. The par value for MPA’s Preferred Shares outstanding is $0.05. The par value for BNY’s and BHV;s Preferred Shares outstanding is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders. MPA is authorized to issue 1 million Preferred Shares.

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Notes to Financial Statements (unaudited) (continued)

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Fund Name	Six Months Ended 01/31/24	Year Ended 07/31/23
MUJ	—	19,764
MIY	—	19,146
MPA	—	834
BHV	—	53

The Funds participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Fund’s NAV. There is no assurance that the Funds will purchase shares in any particular amounts.

The total cost of the shares repurchased is reflected in Funds’ Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	MUJ
	Shares	Amounts

Six Months Ended January 31, 2024	507,049	$5,349,075
Year Ended July 31, 2023	830,265	9,439,913

	MHN
	Shares	Amounts

Six Months Ended January 31, 2024	293,363	$2,806,910
Year Ended July 31, 2023	597,023	6,123,353

	MIY
	Shares	Amounts

Six Months Ended January 31, 2024	267,446	$2,750,841
Year Ended July 31, 2023	302,870	3,374,623

	MYN
	Shares	Amounts

Six Months Ended January 31, 2024	408,538	$3,787,717
Year Ended July 31, 2023	864,838	8,585,038

	MPA
	Shares	Amounts

Six Months Ended January 31, 2024	75,192	$ 809,297
Year Ended July 31, 2023	291,383	3,289,985

	BNY
	Shares	Amounts

Six Months Ended January 31, 2024	201,069	$ 1,898,566
Year Ended July 31, 2023	319,475	3,263,323

	BHV
	Shares	Amounts

Six Months Ended January 31, 2024	16,336	$ 158,886
Year Ended July 31, 2023	7,063	75,425

Preferred Shares

A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

Each Fund (for purposes of this section, each a “VRDP Fund”) have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MUJ	06/30/11	1,727	$172,700,000	07/01/41
	04/13/15	644	64,400,000	07/01/41
	04/11/22	1,800	180,000,000	07/01/41
MHN	06/30/11	2,436	243,600,000	07/01/41
MIY	04/21/11	1,446	144,600,000	05/01/41
	09/14/15	873	87,300,000	05/01/41
MYN	04/21/11	2,477	247,700,000	05/01/41
MPA	05/19/11	663	66,300,000	06/01/41
	04/13/15	163	16,300,000	06/01/41
BNY	03/31/21	945	94,500,000	03/31/51
	04/12/21	849	84,900,000	03/31/51
BHV	06/14/12	116	11,600,000	07/01/42

Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:

	MUJ	MHN	MIY	MYN	MPA	BNY	BHV
Expiration date	11/30/24	11/30/24	07/07/24	07/07/24	07/07/24	11/30/24	07/07/24

The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.

Ratings: As of period end, the VRDP Shares were assigned the following ratings:

Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings
MUJ	Aa2	AA
MHN	Aa2	AA
MIY	Aa2	AA
MYN	Aa2	AA
MPA	Aa2	AA
BNY	Aa2	AA
BHV	Aa2	AA

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Notes to Financial Statements (unaudited) (continued)

Special Rate Period: A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced/are set to commence a special rate period:

Fund Name	Commencement Date	Expiration Date as of Period Ended 01/31/24
MUJ	04/17/14	11/15/24
MHN	04/17/14	11/15/24
MIY	06/25/20	06/19/24
MYN	06/22/22	06/19/24
MPA	06/22/22	06/19/24
BNY	03/31/21	11/15/24
BHV	06/25/20	06/19/24

Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.

Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

For the six months ended January 31, 2024, the annualized dividend rate for the VRDP Shares were as follows:

	MUJ	MHN	MIY	MYN	MPA	BNY	BHV
Dividend rates	4.42%	4.44%	4.44%	4.46%	4.44%	4.43%	4.44%

For the six months ended January 31, 2024, VRDP Shares issued and outstanding of each VRDP Fund remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends Accrued	Deferred Offering Costs Amortization
MUJ	$9,270,374	$21,531
MHN	5,434,653	7,866
MIY	5,173,106	5,722
MYN	5,558,556	11,014
MPA	1,842,598	8,648
BNY	3,992,543	9,683
BHV	258,767	1,549

N O T E S T O F I N A N C I A L S T A T E M E N T S	87

Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds declared and paid or will pay distributions to Common Shareholders as follows:

Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
MUJ	11/14/23	01/12/24	02/01/24	$0.050000
	11/14/23	02/15/24	03/01/24	0.050000
	03/01/24	03/15/24	04/01/24	0.050000
MHN	11/14/23	01/12/24	02/01/24	0.043500
	11/14/23	02/15/24	03/01/24	0.043500
	03/01/24	03/15/24	04/01/24	0.043500
MIY	11/14/23	01/12/24	02/01/24	0.046500
	11/14/23	02/15/24	03/01/24	0.046500
	03/01/24	03/15/24	04/01/24	0.046500
MYN	11/14/23	01/12/24	02/01/24	0.044200
	11/14/23	02/15/24	03/01/24	0.044200
	03/01/24	03/15/24	04/01/24	0.044200
MPA	11/14/23	01/12/24	02/01/24	0.048000
	11/14/23	02/15/24	03/01/24	0.048000
	03/01/24	03/15/24	04/01/24	0.048000
BNY	11/14/23	01/12/24	02/01/24	0.043000
	11/14/23	02/15/24	03/01/24	0.043000
	03/01/24	03/15/24	04/01/24	0.043000
BHV	11/14/23	01/12/24	02/01/24	0.039500
	11/14/23	02/15/24	03/01/24	0.039500
	03/01/24	03/15/24	04/01/24	0.039500

The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:

	Preferred Shares(a)
Fund Name	Shares	Series	Declared
MUJ	VRDP	W-7	$1,420,989
MHN	VRDP	W-7	829,904
MIY	VRDP	W-7	793,719
MYN	VRDP	W-7	847,797
MPA	VRDP	W-7	282,713
BNY	VRDP	W-7	611,185
BHV	VRDP	W-7	39,703

(a)	Dividends declared for period February 1, 2024 to February 29, 2024.

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Additional Information

Fund Certification

The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Environmental, Social and Governance (“ESG”) Integration

Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including a return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

The following information is a summary of certain changes since July 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.

Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

A D D I T I O N A L I N F O R M A T I O N	89

Additional Information (continued)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02114

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

VRDP Liquidity Provider

Bank of America, N.A.(a)

New York, NY 10036

The Toronto-Dominion Bank(b)

New York, NY 10019

(a) For MUJ, MHN and BNY.

(b) For MIY, MYN, MPA and BHV.

VRDP Remarketing Agent

BofA Securities, Inc.(a)

New York, NY 10036

TD Securities (USA) LLC(b)

New York, NY 10019

VRDP Tender and Paying Agent

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

VRDN	Variable Rate Demand Note

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	91

Want to know more?

blackrock.com | 800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY7-01/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total Number of Shares Purchased[1]	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs[1]	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs[1]

August 1-31, 2023	56,314	$ 10.7554	56,314	1,117,569
September 1-30, 2023	48,828	$ 10.2804	48,828	1,068,741
October 1-31, 2023	86,134	$ 9.6139	86,134	982,607
November 1-30, 2023	76,170	$ 10.6485	76,170	906,437
December 1-31, 2023	0	$ -	0	1,448,237
January 1-31, 2024	0	$ -	0	1,448,237
Total:	267,446	10.2706	267,446	1,448,237

1 On September 8, 2022, the Fund announced a continuation of its open market share repurchase program. Commencing on December 1, 2022, the Fund may repurchase through November 30, 2023, up to 5% of its common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. On November 15, 2023, the Fund announced a further continuation of its open market share repurchase program. Commencing on December 1, 2023, the Fund may repurchase through November 30, 2024, up to 5% of its common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions.

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Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: March 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: March 22, 2024

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